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                                                               TAX-EXEMPT INCOME
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Alliance Municipal
Income Fund II

Semi-Annual Report
March 31, 2000



                      AllianceCapital [LOGO](R)
                      The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                           ---------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
May 16, 2000

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's reporting period ending March 31, 2000.

Investment Objective and Policies

The nine portfolios of Alliance Municipal Income Fund II, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or, for Florida, that state's intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

--------------------------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended March 31, 2000

                                                            -------------
                                                            Total Returns
                                                            -------------
Portfolio                                             6 Months        12 Months
--------------------------------------------------------------------------------

Arizona                                                 2.04%          -0.31%
--------------------------------------------------------------------------------
Florida                                                 0.81%          -1.92%
--------------------------------------------------------------------------------
Massachusetts                                           0.61%          -2.73%
--------------------------------------------------------------------------------
Michigan                                                1.88%          -0.28%
--------------------------------------------------------------------------------
Minnesota                                               1.88%          -0.81%
--------------------------------------------------------------------------------
New Jersey                                              0.46%          -2.28%
--------------------------------------------------------------------------------
Ohio                                                    0.33%          -2.24%
--------------------------------------------------------------------------------
Pennsylvania                                            1.37%          -2.63%
--------------------------------------------------------------------------------
Virginia                                                1.68%          -0.74%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index                                              2.12%          -0.08%
--------------------------------------------------------------------------------


                    ----------------------------------------
                                 Lipper Rankings
                    ----------------------------------------

For each state specific Lipper Municipal Debt Funds Average
Period Ended March 31, 2000

                                                                       Lipper
                  Lipper            Lipper           Lipper           Rankings
                 Rankings          Rankings         Rankings            Since
                 1 Year**          3 Year**         5 Year**         Inception**
--------------------------------------------------------------------------------

Arizona            3/39              1/39             1/29              1/22
--------------------------------------------------------------------------------
Florida           23/64              3/61             1/46              2/25
--------------------------------------------------------------------------------
Massachusetts     37/56              1/53             1/46              1/34
--------------------------------------------------------------------------------
Michigan           4/48              1/45             1/37              1/31
--------------------------------------------------------------------------------
Minnesota          9/51              1/48             1/42              2/22
--------------------------------------------------------------------------------
New Jersey        34/59              2/52             1/41              1/26
--------------------------------------------------------------------------------
Ohio              28/52              2/49             1/44              4/28
--------------------------------------------------------------------------------
Pennsylvania      30/60              4/59             1/51              1/35
--------------------------------------------------------------------------------
Virginia           7/35              1/34             1/29              1/27
--------------------------------------------------------------------------------

* The Fund's investment results are based on the net asset values of Class A shares as of March 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply


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                                           ALLIANCE MUNICIPAL INCOME FUND II o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

--------------------------------------------------------------------------------

      when shares are purchased or redeemed. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.

** Lipper Rankings are based on the Portfolio's return among the returns of its peer group of funds, as represented by the respective state-specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. Fund portfolio inception dates are: Arizona (6/1/94); Florida (6/25/93); Massachusetts (3/29/94); Michigan (2/25/94); Minnesota (6/25/93); New Jersey (6/25/93); Ohio (6/25/93); Pennsylvania (6/25/93); and Virginia (4/29/94). Since inception Lipper Rankings are from the closest month-end after each Portfolio's respective inception date. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II. Each Portfolio's SEC average annual total returns can be found on page 6.

      Additional performance information can be found on pages 5 - 14.

--------------------------------------------------------------------------------

Investment Results

Each Portfolio's Class A share total returns at net asset value (NAV) for the six and 12-month periods ended March 31, 2000 are shown on the previous page along with the Fund's benchmark, the Lehman Brothers Municipal Bond Index and a comparison to the portfolio's peer groups, as measured by the Municipal Debt Funds Average for each state. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to your Fund's portfolios, although some may have different investment policies.

For the most part, the Fund outperformed its competitors as reflected in the Lipper Averages. However, the Fund underperformed its benchmark because the benchmark is comprised of shorter, more actively traded bonds, while the Fund tends to focus on longer maturity bonds for specific states.

Market Overview

For the six-month period ended March 31, 2000, municipal bonds continued to deliver strong after-tax performance versus other fixed-income sectors. Overall prices in the municipal bond market declined in late 1999 and early 2000, but have recently retraced much of this decline to generate positive total returns for the past six months. This recovery was driven by reduced municipal new issue supply coupled with strong demand for municipal bonds, and the overall rally in fixed income markets in late March. However, municipal yields are still significantly greater on an after-tax basis compared to comparable Treasury bonds and corporate bonds.

Actions of the Federal Reserve and the U.S. Treasury Department have weighed in on the municipal market since the beginning of the year. To com-


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

bat the risk of higher inflation in the future, the Federal Reserve raised the Federal Funds rate four times over the past six months to a current rate of 6.50%. Uncertainty regarding future policy decisions has led to some volatility in the market. We have viewed these periods of volatility as opportunities to reposition the Fund's portfolios. At the beginning of the year, the Treasury Department announced that continued improvement of the U.S. budget reduced the need for borrowing. As a result, the Treasury has instituted a Treasury bond buyback program targeted at longer-term maturities leading to a substantial rise in Treasury bond prices. Municipal bond prices tend to trade in the same direction as Treasury bond prices and have therefore risen as well.

In addition to the overall rise in interest rates, we believe that much of the market decline in both late fall 1999 and late January 2000 was driven by technical factors. First, last fall Y2K liquidity demand prompted investors to shorten maturities and move to cash-equivalent investments in portfolios, leading to sales of long term bonds. Second, tax-driven trading activity before the close of 1999 exacerbated the supply imbalance, with investors taking losses to offset gains in their portfolios in order to limit tax liabilities. Finally, the market sold off in late January as investors set aside cash in anticipation of their April 15th tax bills.

The strength in the municipal market was in direct response to the rise in Treasury bond prices after the announcement of the government buyback program. Municipal investors finally began moving out of short-term investments into higher yielding long-term bonds. Market strength was also attributable to a dramatic decline in new issue volume (down 38% in the first quarter compared to the same period one year earlier) and strong demand from individual investors. Most of the decline in volume was the result of higher interest rates and a higher cost of borrowing for issuers. We expect that once the market settles into a trading range, new issuance will pick up again. Wealthy investors continue to have a strong appetite for municipals, as they look for ways to shelter income from taxes.

Investment Strategy

We viewed the decline in municipal bond prices over the last six months as an opportunity to achieve several longer term goals for your portfolios including maximizing current income, reducing the risk of early redemption and generating tax losses to offset future gains. In 2000, we believe that periods of market volatility should be viewed as opportunities for further repositioning. Going forward, this repositioning program will help us to maintain the highest possible distribution rates, minimize future tax liabilities as well as minimize long-term reinvestment risk consistent with the objectives and guidelines of the Fund.

The strong domestic economy continues to enhance the credit fundamentals of state and local governments. In fact, April 2000 represents the 17th consecutive month of upgrades exceeding downgrades according to both Moody's and Standard and Poor's.


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                                           ALLIANCE MUNICIPAL INCOME FUND II o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

This has resulted in better-than-projected sales tax and personal income tax collection -- the largest source of revenues for most states. In addition, rating agencies continue to reward governmental entities with higher bond ratings for implementing better forecasting and planning models as well as rainy day funds. This is because they believe these measures will preserve strong credit quality through future economic downturns.

--------------------------------------------------------------------------------

[PHOTO OMITTED]         John D.
                        Carifa

[PHOTO OMITTED]         Susan P.
                        Keenan

Portfolio Manager, Susan P. Keenan, also heads the Municipal Bond Department. She has over 20 years of investment experience.

--------------------------------------------------------------------------------

Market Outlook

In our view, municipal market levels are attractive on both a relative and absolute basis. The Treasury bond buyback program should continue to depress Treasury yields placing them at levels equivalent to municipal bond yields before taking into account the impact of taxes. This should generate additional demand for municipal bonds as investors recognize the substantial yield spread afforded to municipal bonds on an after-tax basis. While new issue supply may pick up as the year progresses, we believe that it will not satisfy the level of demand. This should lead to strong relative price performance for municipal bonds. In addition, we expect to see further tightening by the Federal Reserve in the near term. Until market participants believe that the Federal Reserve has achieved a neutral bias toward inflation, there should be more periods of volatility in the market. We view those periods as opportunities to continue our repositioning strategy.

The Alliance Municipal Income team is proud of our excellent long-term investment record. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Susan P. Keenan

Susan P. Keenan
Senior Vice President


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4 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of March 31, 2000

FUND CLASS A SHARE RETURNS AND MORNINGSTAR RATINGS
Period Ended March 31, 2000

                  Fund Portfolio
               Total Returns (at NAV)    Morningstar    Morningstar    Overall
               ----------------------      Ratings        Ratings    Morningstar
Portfolio      6 Months*   12 Months*     3 Years**      5 Years**    Ratings**
---------      ---------   ----------     ---------      ---------    ---------
Arizona          2.04%       -0.31%           5              5            5
Florida          0.81%       -1.92%           4              5            5
Massachusetts    0.61%       -2.73%           4              5            5
Michigan         1.88%       -0.28%           5              5            5
Minnesota        1.88%       -0.81%           4              4            4
New Jersey       0.46%       -2.28%           4              4            4
Ohio             0.33%       -2.24%           4              5            5
Pennsylvania     1.37%       -2.63%           4              4            4
Virginia         1.68%       -0.74%           5              5            5

Number of funds in Morningstar
 Municipal Bond Fund Category               1,682          1,394        1,682

* Total returns for the Fund's portfolios are based on the net asset value of Class A shares as of March 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

** Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 2000. Ratings may change monthly and are calculated from each Portfolio's 3-year, 5-year and overall average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects portfolio performance below 90-day Treasury bill returns. If the portfolio scores in the top 10% of its class, it receives 5 stars; if it falls in the next 22.5%, it receives 4 stars; a place in the middle 35% earns it 3 stars; if it falls in the next 22.5%, it receives 2 stars; and if it scores at the bottom 10%, it gets 1 star. Each Portfolio's SEC average annual total returns can be found on page 6.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 5

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
As of March 31, 2000

ALLIANCE MUNICIPAL INCOME FUND II
NAV AND SEC TOTAL RETURNS

----------------------------------------------------------------------------------------------------
                                      Without Sales Charges                 With Sales Charges
----------------------------------------------------------------------------------------------------
                                                         Since                             Since
                                  1 Year    5 Years    Inception     1 Year   5 Years    Inception
----------------------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                         -0.31%     6.56%       6.72%       -4.51%    5.63%        5.93%
  Class B                         -0.98%     5.83%       5.98%       -3.82%    5.83%        5.98%
  Class C                         -0.98%     5.83%       5.98%       -1.93%    5.83%        5.98%
Florida Portfolio
  Class A                         -1.92%     6.52%       5.15%       -6.10%    5.59%        4.48%
  Class B                         -2.54%     5.78%       4.48%(a)    -5.33%    5.78%        4.48%(a)
  Class C                         -2.54%     5.78%       4.40%       -3.46%    5.78%        4.40%
Massachusetts Portfolio
  Class A                         -2.73%     6.93%       7.28%       -6.85%    6.00%        6.51%
  Class B                         -3.38%     6.22%       6.55%       -6.15%    6.22%        6.55%
  Class C                         -3.38%     6.22%       6.56%       -4.30%    6.22%        6.56%
Michigan Portfolio
  Class A                         -0.28%     7.17%       6.51%       -4.55%    6.24%        5.76%
  Class B                         -0.98%     6.42%       5.78%(a)    -3.82%    6.42%        5.78%(a)
  Class C                         -0.98%     6.40%       5.76%       -1.92%    6.40%        5.76%
Minnesota Portfolio
  Class A                         -0.81%     6.03%       5.02%       -5.00%    5.11%        4.35%
  Class B                         -1.54%     5.26%       4.32%       -4.37%    5.26%        4.32%(a)
  Class C                         -1.44%     5.28%       4.26%       -2.39%    5.28%        4.26%
New Jersey Portfolio
  Class A                         -2.28%     6.19%       5.09%       -6.39%    5.26%        4.43%
  Class B                         -2.98%     5.42%       4.42%(a)    -5.77%    5.42%        4.42%(a)
  Class C                         -2.88%     5.42%       4.35%       -3.81%    5.42%        4.35%
Ohio Portfolio
  Class A                         -2.24%     6.09%       5.07%       -6.39%    5.16%        4.41%
  Class B                         -2.85%     5.35%       4.39%(a)    -5.64%    5.35%        4.39%(a)
  Class C                         -2.85%     5.35%       4.33%       -3.78%    5.35%        4.33%
Pennsylvania Portfolio
  Class A                         -2.63%     6.30%       5.34%       -6.78%    5.37%        4.67%
  Class B                         -3.34%     5.54%       4.67%(a)    -6.11%    5.54%        4.67%(a)
  Class C                         -3.34%     5.54%       4.58%       -4.26%    5.54%        4.58%
Virginia Portfolio
  Class A                         -0.74%     7.14%       7.08%       -4.94%    6.21%        6.30%
  Class B                         -1.41%     6.43%       6.35%       -4.23%    6.43%        6.35%
  Class C                         -1.41%     6.43%       6.36%       -2.35%    6.43%        6.36%

The Fund's investment results represent total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a)   Assumes conversion of Class B shares into Class A shares after six years.


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of March 31, 2000

ALLIANCE MUNICIPAL INCOME FUND II

-------------------------------------------------------------------------------
                                                    Taxable-Equivalent Yield in
                             30 Day SEC Yield*      36% Tax Bracket (at NAV)**
-------------------------------------------------------------------------------
Arizona Portfolio
  Class A                          5.19%                       8.69%
  Class B                          4.73%                       7.59%
  Class C                          4.74%                       7.59%
Florida Portfolio
  Class A                          5.38%                       8.55%
  Class B                          4.92%                       7.38%
  Class C                          4.92%                       7.38%
Massachusetts Portfolio
  Class A                          5.25%                       9.07%
  Class B                          4.79%                       7.94%
  Class C                          4.79%                       7.94%
Michigan Portfolio
  Class A                          5.07%                       8.73%
  Class B                          4.61%                       7.60%
  Class C                          4.61%                       7.58%
Minnesota Portfolio
  Class A                          5.21%                       9.00%
  Class B                          4.74%                       7.73%
  Class C                          4.74%                       7.71%
New Jersey Portfolio
  Class A                          5.23%                       9.04%
  Class B                          4.76%                       7.79%
  Class C                          4.75%                       7.79%
Ohio Portfolio
  Class A                          5.07%                       8.96%
  Class B                          4.58%                       7.71%
  Class C                          4.59%                       7.71%
Pennsylvania Portfolio
  Class A                          5.16%                       8.50%
  Class B                          4.69%                       7.31%
  Class C                          4.70%                       7.31%
Virginia Portfolio
  Class A                          5.39%                       8.95%
  Class B                          4.94%                       7.82%
  Class C                          4.93%                       7.82%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended March 31, 2000.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 7

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Arizona Portfolio
6/30/94 to 3/31/00

[MOUNTAIN CHART OMITTED]

Arizona Portfolio
Class A at NAV:
$14,689

Arizona Portfolio
Class A at offering:
$14,064

Lipper AZ Muni
Funds Average:
$13,594

Florida Portfolio
6/30/93 to 3/31/00

[MOUNTAIN CHART OMITTED]

Florida Portfolio
Class A at NAV:
$14,048

Florida Portfolio
Class A at offering:
$13,455

Lipper FL Muni
Funds Average:
$13,351

Massachusetts Portfolio
3/31/94 to 3/31/00

[MOUNTAIN CHART OMITTED]

Massachusetts
Portfolio
Class A at NAV:
$15,254

Massachusetts
Portfolio
Class A at offering:
$14,611

Lipper MA Muni
Funds Average:
$13,603

Please see mountain chart footnotes on page 11.


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Michigan Portfolio
2/28/94 to 3/31/00

[MOUNTAIN CHART OMITTED]

Michigan Portfolio
Class A at NAV:
$14,693

Michigan Portfolio
Class A at offering:
$14,074

Lipper MI Muni
Funds Average:
$13,004

Minnesota Portfolio
6/30/93 to 3/31/00

[MOUNTAIN CHART OMITTED]

Minnesota Portfolio
Class A at NAV:
$13,931

Minnesota Portfolio
Class A at offering:
$13,344

Lipper MN Muni
Funds Average:
$13,273

New Jersey Portfolio
6/30/93 to 3/31/00

[MOUNTAIN CHART OMITTED]

New Jersey Portfolio
Class A at NAV:
$13,998

New Jersey Portfolio
Class A at offering:
$13,408

Lipper NJ Muni
Funds Average:
$13,232

Please see mountain chart footnotes on page 11.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Ohio Portfolio
6/30/93 to 3/31/00

[MOUNTAIN CHART OMITTED]

Ohio Portfolio
Class A at NAV:
$13,980

Ohio Portfolio
Class A at offering:
$13,391

Lipper OH Muni
Funds Average:
$13,386

Pennsylvania Portfolio
6/30/93 to 3/31/00

[MOUNTAIN CHART OMITTED]

Pennsylvania
Portfolio
Class A at NAV:
$14,222

Pennsylvania
Portfolio
Class A at offering:
$13,622

Lipper PA Muni
Funds Average:
$13,322

Please see mountain chart footnotes on page 11.


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Virginia Portfolio
4/30/94 to 3/31/00

[MOUNTAIN CHART OMITTED]

Virginia Portfolio
Class A at NAV:
$14,993

Virginia Portfolio
Class A at offering:
$14,361

Lipper VA Muni
Funds Average:
$13,667

Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund II's Class A shares (since the closest month-end after each Portfolio's inception date through 3/31/00). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 22 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 25 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 34 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 31 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 22 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 28 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 35 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 27 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no sales charges are reflected in the performance of the Lipper Averages.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 11

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
March 31, 2000

ARIZONA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

57.64%  AAA
 9.81%  AA
10.33%  A                            [PIE CHART OMITTED]
12.03%  BBB
10.19%  NR

INCEPTION DATE
(Class A Shares)
6/1/94

FLORIDA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

46.29%  AAA
 4.61%  AA
15.02%  A                            [PIE CHART OMITTED]
10.69%  BBB
23.39%  NR

INCEPTION DATE
(Class A Shares)
6/25/93

MASSACHUSETTS PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

48.55%  AAA
31.08%  AA                           [PIE CHART OMITTED]
20.37%  BBB

INCEPTION DATE
(Class A Shares)
3/29/94

All data as of March 31, 2000. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
March 31, 2000

MICHIGAN PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

56.97%  AAA
14.86%  AA
 4.42%  A                            [PIE CHART OMITTED]
19.20%  BBB
 4.55%  NR

INCEPTION DATE
(Class A Shares)
2/25/94

MINNESOTA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

46.28%  AAA
14.73%  AA
14.76%  A                            [PIE CHART OMITTED]
11.18%  BBB
13.05%  NR

INCEPTION DATE
(Class A Shares)
6/25/93

NEW JERSEY PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

42.72%  AAA
 2.64%  AA
 9.05%  A                            [PIE CHART OMITTED]
24.71%  BBB
20.88%  NR

INCEPTION DATE
(Class A Shares)
6/25/93

All data as of March 31, 2000. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 13

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
March 31, 2000

OHIO PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

45.82%  AAA
 4.57%  AA                           [PIE CHART OMITTED]
16.13%  A
33.48%  BBB

INCEPTION DATE
(Class A Shares)
6/25/93

PENNSYLVANIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

52.37%  AAA
28.48%  AA
 3.09%  A                            [PIE CHART OMITTED]
15.04%  BBB
 1.02%  NR

INCEPTION DATE
(Class A Shares)
6/25/93

VIRGINIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING

20.70%  AAA
11.59%  AA
27.83%  A                            [PIE CHART OMITTED]
36.26%  BBB
 3.62%  NR

INCEPTION DATE
(Class A Shares)
4/29/94

All data as of March 31, 2000. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR - non-rated.


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Municipal Bonds-97.5%
       Arizona-93.3%
Aaa    Arizona Student Loan Acquisition Authority
       (Student Loan Rev) Ser 99A -1 AMT
       5.90%, 5/01/24(a) .............................    $ 1,500   $  1,490,385
NR     Goodyear Assessment District #1
       Ser 96C
       7.25%, 7/01/16.................................      3,890      4,121,611
NR     Goodyear Dev Auth Water & Sewer Rev
       (Lichfield Pk Svc Proj) Ser 99 AMT
       5.95%, 10/01/23................................      3,160      2,881,478
NR     Hassayampa Cmnty Fac District #2
       Spec Assessment Lien Ser 00
       7.50%, 7/01/24.................................      1,240      1,255,636
NR     Hassayampa Cmnty Fac District #1
       Spec Assessment Lien Ser 96
       7.75%, 7/01/21.................................      6,665      7,189,402
AAA    Maricopa Cnty GO School Dist No. 28
       (Kyrene Elem) FGIC Ser 95B
       6.00%, 7/01/14.................................      2,000      2,046,240
AAA    Maricopa Cnty Hosp Rev
       (Catholic Healthcare West) MBIA Ser 93
       7.013%, 7/01/13(b).............................      2,700      2,761,911
A+     Maricopa Cnty IDR (Citizens Utilities)
       Ser 95 AMT
       6.20%, 5/01/30.................................      8,550      8,556,840
AAA    Maricopa Cnty MFHR
       (Shadow Creek Apts Proj) FNMA
       Ser 98C AMT
       5.20%, 12/15/21................................      4,520      4,150,083
AAA    Mesa Cnty Health Care Fac
       (Discovery Hlth Sys) MBIA Ser 99A
       5.75%, 1/01/25.................................     10,730     10,672,809
AAA    Mesa Cnty Health Care Fac
       (Lutheran Hlth Sys) MBIA Ser 98A
       5.00%, 1/01/19.................................      4,400      4,052,752
AA-    Mohave Cnty IDR
       (Cargill/North Star Steel) Ser 95A AMT
       6.70%, 3/01/20.................................      3,750      4,013,475
A+     Mohave Cnty IDR
       (Citizens Utilities) Ser 93B AMT
       5.80%, 11/15/28................................      2,000      1,895,860
AAA    Mohave Cnty MFHR
       (Chris Ridge & Silver) GNMA Ser 96
       6.375%, 11/01/31...............................      1,000      1,024,480


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 15

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AA+    Phoenix Excise Tax Rev
       (Civic Plaza Bldg Corp) Sr Lien Ser 94
       6.00%, 7/01/12.................................    $ 1,015   $  1,064,857
AA     Phoenix MFHR
       (Woodstone & Silver Springs) Asset Gty
       Ser 93
       6.25%, 4/01/23.................................      3,000      3,052,560
B+     Pima Cnty IDR
       (Tucson Electric Pwr) Ser 97B
       6.00%, 9/01/29.................................      8,000      7,088,720
AAA    Pima Cnty MFHR
       (La Hacienda) GNMA Ser 99
       7.00%, 12/20/31................................      1,290      1,407,390
AAA    Pima Cnty SFMR
       GNMA/FNMA/FHLMC Ser 97A AMT
       6.25%, 11/01/30................................      2,195      2,216,028
AAA    Pima Cnty SFMR GNMA Ser 99B-1 AMT
       6.10%, 5/01/31.................................      4,260      4,253,866
AAA    Tempe MFHR
       (Quadrangles) FHA Ser 93
       6.25%, 6/01/26.................................      4,055      4,129,531
                                                                    ------------
                                                                      79,325,914
                                                                    ------------
       Puerto Rico-4.2%
AAA    Puerto Rico Hsg Fin Corp Rev SFMR
       GNMA Ser 98A AMT
       5.20%, 12/01/32................................      4,000      3,532,160
                                                                    ------------

       Total Investments-97.5%
         (cost $ 81,032,700)..........................                82,858,074
       Other assets less liabilities-2.5%.............                 2,152,324
                                                                    ------------

       Net Assets-100%................................              $ 85,010,398
                                                                    ============

See footnote summary on page 34.
See Glossary of Terms on page 34.
See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Florida Municipal Bonds-99.6%
Aaa    Brevard Cnty Hsg Fin Auth SFMR
       GNMA Ser 94 AMT
       6.70%, 9/01/27(a)..............................    $ 4,140   $  4,252,153
A      Broward Cnty Hsg Fin Auth MFHR
       (Bridgewater Place Apts) Ser 99A AMT
       5.50%, 4/01/41.................................      5,640      5,132,456
Aaa    Clay Cnty Hsg Fin Auth SFMR
       GNMA/FNMA Ser 99 AMT
       5.30%, 10/01/29(a).............................      4,710      4,172,636
NR     Collier Cnty Cmnty Dev Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18.................................      1,900      1,991,048
A      Collier Cnty Cmnty Dev Dist
       (Fiddlers Creek) Ser 99B
       5.80%, 5/01/21(c)..............................      7,940      7,006,653
A      Collier Cnty Hsg Fin Auth MFHR
       (Whistlers Green Apts) Ser 99A AMT
       5.45%, 6/01/39.................................      5,040      4,574,304
NR     Collier Cnty IDR
       (Southern States Utils) Ser 96
       6.50%, 10/01/25................................      8,000      8,032,720
AAA    Dade Cnty Arpt Rev
       (Miami Int'l) MBIA Ser 95B AMT
       6.00%, 10/01/24................................      2,385      2,402,124
A      Dade Cnty Hsg Fin Auth
       (Golden Lakes Apts) Ser 97A AMT
       6.00%, 11/01/32(c).............................        250        246,120
A      Dade Cnty Hsg Fin Auth
       (Golden Lakes Apts) Ser 97A AMT
       6.05%, 11/01/39(c).............................        750        730,200
AAA    Escambia Cnty Hsg Fin Auth SFMR
       FNMA/GNMA Ser 95B AMT
       6.25%, 4/01/28.................................     11,500     11,551,520
AAA    Florida Hsg Fin Agy MFHR
       (Brittany of Rosemont) AMBAC
       Ser 95G AMT
       6.25%, 7/01/35.................................      1,350      1,378,026
AAA    Florida Hsg Fin Agy MFHR
       (Landings at Boot Ranch) AMBAC
       Ser 95K AMT
       6.10%, 11/01/35................................      2,050      2,075,912
AAA    Florida Hsg Fin Agy MFHR
       (Turtle Creek Apts) AMBAC
       Ser 96C AMT
       6.20%, 5/01/36.................................      3,245      3,271,414


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 17

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AAA    Florida Hsg Fin Corp MFHR
       (Logans Pointe Apts) Ser 99F-1 AMT
       6.00%, 6/01/39.................................    $ 6,630   $  6,701,405
A      Florida Hsg Fin Corp MFHR
       (Spring Harbor Apts) Ser 99C-1 AMT
       5.90%, 8/01/39.................................      4,540      4,352,634
Aaa    Florida Hsg Fin Corp MFHR
       (Waterbridge Apts) MBIA Ser 98R-1 AMT
       5.20%, 2/01/32(a)..............................      1,540      1,365,072
AAA    Greater Orlando Aviation Auth
       (Orlando Arpt) FGIC Ser 99A AMT
       5.125%, 10/01/28...............................      6,000      5,347,080
AAA    Hillsborough Cnty Aviation Auth
       (Tampa Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 10/01/23................................      1,500      1,512,870
AAA    Jacksonville Wtr & Swr Rev
       (United Wtr Proj) AMBAC Ser 95 AMT
       6.35%, 8/01/25.................................      1,500      1,545,795
AAA    Lee Cnty Arpt Rev
       (Southwest Int'l) FSA Ser 00A AMT
       6.00%, 10/01/32................................     23,000     23,170,660
NR     Lee Cnty Comm Fac Dist
       (Herons Glen Recreational Dist) Ser 99
       6.00%, 5/01/29.................................     10,335      9,217,373
Aaa    Manatee Cnty Hsg Fin Auth
       SFMR GNMA Ser 99 AMT
       6.25%, 11/01/28(a).............................      3,015      3,121,369
Aa3    North Miami Hlth Fac Auth
       (Catholic Hlth Svcs Oblig Grp) Ser 96
       6.00%, 8/15/24(a)..............................      1,200      1,177,320
NR     Northern Palm Beach Cnty
       Dist No. 9A (ABACOA) Ser 96A
       7.20%, 8/01/16.................................      6,050      6,349,838
NR     Northern Palm Beach Cnty
       Dist No. 9A (ABACOA) Ser 96A
       7.30%, 8/01/27.................................      8,500      8,919,560
AA     Orange Cnty Hlth Facs Auth Rev
       (Mayflower Retirement Proj) Asset Gty
       Ser 99
       5.25%, 6/01/29.................................      4,410      3,967,897
A3     Orange Cnty Hsg Fin Auth MFHR
       (Loma Vista Proj) Ser 99G AMT
       5.50%, 3/01/32(a)..............................      6,500      5,929,430
A3     Orange Cnty Hsg Fin Auth MFHR
       (Seminole Pointe Proj) Ser 99L AMT
       5.80%, 6/01/32(a)..............................      6,855      6,529,045


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

A      Pasco Cnty Hsg Fin Auth MFHR
       (Pasco Woods Apts) Ser 99A AMT
       5.90%, 8/01/39.................................    $ 3,690   $  3,522,031
Aaa    Pinellas Cnty Hsg Fin Auth SFMR
       GNMA/FNMA Ser 94A AMT
       6.55%, 8/01/27(a)..............................      4,090      4,167,751
NR     St. Johns Cnty
       (Julington Creek Plantation) Ser 97
       6.70%, 5/01/07.................................      2,830      2,906,608
NR     St. Johns Cnty
       (Julington Creek Plantation) Ser 97
       7.125%, 5/01/19................................      8,695      9,080,624
Baa2   Volusia Cnty Ed Fac Auth
       (Embry-Riddle Aero Univ) Ser 96A
       6.125%, 10/15/26(a)............................      7,060      6,982,270
AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village) Asset Gty Ser 96A
       6.00%, 6/01/17.................................      3,000      3,034,380
AAA    Volusia Cnty Hsg Fin Auth MFHR
       (Spring Arbor Apts)
       FNMA/GNMA Ser 98A AMT
       5.25%, 8/01/31.................................      1,955      1,748,454
                                                                    ------------

       Total Investments-99.6%
         (cost $174,775,067)..........................               177,466,752
       Other assets less liabilities-0.4%.............                   637,246
                                                                    ------------

       Net Assets-100%................................              $178,103,998
                                                                    ============

See footnote summary on page 34.
See Glossary of Terms on page 34.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 19

------------------------
 MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Massachusetts Municipal Bonds-96.5%
BBB-   Massachusetts Dev Fin Agy
       (Boston Biomedical) Ser 99
       5.75%, 2/01/29.................................    $ 1,800   $  1,584,306
BBB-   Massachusetts Dev Fin Agy
       (Eastern Nazarene) Ser 99
       5.63%, 4/01/29.................................      2,000      1,781,860
AA     Massachusetts Dev Fin Agy
       (Landmark Sch) Asset Gty Ser 99
       5.25%, 6/01/29.................................      2,815      2,485,926
BBB    Massachusetts Dev Fin Agy
       (Massachusetts College of Pharmacy)
       Ser 99B
       6.75%, 7/01/30.................................      6,600      6,716,886
BBB+   Massachusetts Dev Fin Agy
       (Ogden Haverhill Proj) Ser 98B AMT
       5.50%, 12/01/19................................      2,735      2,320,866
AA     Massachusetts Dev Fin Agy
       (Seven Hills) Asset Gty Ser 99
       5.15%, 9/01/28.................................      6,035      5,378,996
BBB    Massachusetts Dev Fin Agy
       (Suffolk Univ) Ser 99
       5.85%, 7/01/29.................................      1,375      1,304,930
AA     Massachusetts Dev Fin Agy
       (Worcester Redev Auth) Asset Gty Ser 99
       5.25%, 6/01/19.................................      2,350      2,152,389
AA     Massachusetts Dev Fin Agy
       (Worcester Redev Auth) Asset Gty Ser 99
       6.00%, 6/01/24.................................      1,300      1,319,955
BBB+   Massachusetts Dev Fin Agy
       (YMCA Greater Boston) Ser 98
       5.45%, 11/01/28................................      1,000        892,690
AAA    Massachusetts Ed Fin Auth
       (Educational Loan) MBIA Ser 00A AMT
       6.00%, 12/01/16................................      2,000      2,020,200
AAA    Massachusetts Hlth & Ed Fac Auth
       (Beth Israel) AMBAC Ser G-4
       8.07%, 7/01/25(a)..............................      2,000      1,943,440
BBB+   Massachusetts Hlth & Ed Fac Auth
       (Jordan Hosp) Ser 92B
       6.88%, 10/01/15................................      1,500      1,530,915
Baa3   Massachusetts Hlth &
       Ed Fac Auth (Lasell College)
       Ser 99A
       5.63%, 7/01/29(a)..............................      7,490      6,728,042
AA+    Massachusetts Hlth & Ed Fac Auth
       (Wellesley College) Ser 99F
       5.13%, 7/01/39.................................      6,675      5,792,031


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MASSACHUSETTS PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AAA    Massachusetts Hsg Fin Agy MFHR
       AMBAC Ser 95E AMT
       6.00%, 7/01/37.................................    $ 2,680   $  2,636,584
AAA    Massachusetts Hsg Fin Agy MFHR
       FNMA Ser 92A
       6.90%, 11/15/24................................      2,500      2,625,525
AAA    Massachusetts Hsg Fin Agy MFHR
       (Harbor Point) AMBAC Ser 96A AMT
       6.40%, 12/01/15................................      7,500      7,798,275
AAA    Massachusetts Hsg Fin Agy SFMR
       FSA Ser 73 AMT
       5.90%, 12/01/23................................     10,000      9,774,800
A+     Massachusetts Hsg Fin Agy SFMR
       Ser 40 AMT
       6.65%, 12/01/27................................      9,420      9,721,346
AA+    Massachusetts Ind Fin Agy
       (Groton School Proj) Ser 98A
       5.00%, 3/01/28.................................      3,440      3,036,075
AAA    Massachusetts Ind Fin Agy
       (Heights Crossing) FHA Ser 95 AMT
       6.15%, 2/01/35.................................      5,000      4,949,850
AAA    Massachusetts Muni Wholesale Elec
       Power Supply Sys Rev MBIA Ser 92A
       6.00%, 7/01/18.................................      4,940      4,976,408
AA-    Massachusetts Port Auth
       Ser 99D AMT
       6.00%, 7/01/29.................................      5,000      4,985,750
AAA    Massachusetts Port Auth Spec Fac
       (Bosfuel Corp) MBIA Ser 97 AMT
       6.00%, 7/01/36.................................      5,600      5,623,016
AAA    Massachusetts Port Auth Spec Fac
       (US Air) MBIA Ser 96A AMT
       5.88%, 9/01/23.................................      6,500      6,422,260
AAA    Massachusetts Tpk Auth AMBAC Ser 99A
       5.00%, 1/01/39.................................      6,655      5,710,323
                                                                    ------------

       Total Investments-96.5%
         (cost $108,928,431)..........................               112,213,644
       Other assets less liabilities-3.5%.............                 4,053,528
                                                                    ------------

       Net Assets-100%................................              $116,267,172
                                                                    ============

See footnotes summary on page 34.
See Glossary of Terms on page 34.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 21

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Municipal Bonds-98.0%
       Michigan-93.3%
BB-    Detroit Local Dev Fin Auth
       Daimler/Chrysler
       (Jefferson North Assembly Plant)
       Ser 98A
       5.50%, 5/01/21.................................    $ 8,070   $  7,172,213
AAA    Detroit Sew Disp Rev
       FGIC Ser 93A, Pre-refunded
       7.31%, 7/01/23(b)..............................      1,700      1,843,446
Aa2    Independence Eco Dev Auth
       (Greenery Health) FHA Ser 97A
       6.15%, 8/01/17(a)..............................      1,850      1,868,611
AAA    Kalamazoo Hosp Fin Auth
       (Borgess Med Ctr) FGIC Ser 94A
       6.21%, 6/01/11(b)..............................      7,500      7,462,500
AAA    Michigan Hosp Fin Auth
       (Detroit Medical Ctr) AMBAC Ser 97A
       5.25%, 8/15/27.................................      2,000      1,764,540
Aaa    Michigan Hsg Dev Auth MFHR
       (Arbor Pointe) GNMA Ser 99
       5.40%, 6/20/40(a)..............................      1,810      1,645,634
Aaa    Michigan Hsg Dev Auth MFHR
       (Oakbrook Villa) GNMA Ser 00A
       6.50%, 1/20/42(a)..............................      3,000      3,058,170
AA+    Michigan Hsg Dev Auth SFMR
       FHA Ser 96B AMT
       6.20%, 6/01/27.................................      1,800      1,807,812
NR     Michigan Strategic Fund
       (Holland Home) Ser 98
       5.75%, 11/15/28................................      2,200      1,698,576
AAA    Michigan Strategic Fund
       (Detroit Edison) MBIA Ser 95AA
       6.40%, 9/01/25.................................      1,760      1,828,094
BBB+   Romulus Tax Increment Fin Auth Ser 94
       6.75%, 11/01/19................................      1,585      1,650,429
AAA    Saginaw Hosp Fin Auth
       (Convenant Medical Ctr) MBIA Ser 99E
       5.50%, 7/01/24.................................      2,000      1,889,960
AA     Troy Downtown Dev Auth
       Asset Gty Ser 95A
       6.375%, 11/01/18...............................      1,800      1,873,782

                                                                    ------------
                                                                      35,563,767
                                                                    ------------


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Puerto Rico-4.7%
AAA    Puerto Rico Hsg Fin Corp Rev SFMR
       GNMA Ser 98A AMT
       5.20%, 12/01/32................................    $ 2,030   $  1,792,571
                                                                    ------------

       Total Investments-98.0%
         cost $36,455,635)............................                37,356,338
       Other assets less liabilities-2.0%.............                   759,146
                                                                    ------------

       Net Assets-100%................................              $ 38,115,484
                                                                    ============

See footnote summary on page 34.
See Glossary of Terms on page 34.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 23

------------------------
     MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Minnesota Municipal Bonds-93.9%
A      Bass Brook PCR
       (Minn Power & Light) Ser 92
       6.00%, 7/01/22.................................    $ 1,800   $  1,717,056
AAA    Duluth Arpt Lease Rev GO
       Ser 95C AMT
       6.25%, 8/01/14.................................      1,460      1,513,874
Aaa    Eagan MFHR
       (Woodridge Apts Proj) GNMA Ser 97 A
       5.95%, 2/01/32(a)..............................      1,405      1,412,517
A-     Golden Valley Health Fac
       Covenant Retmt Cmty Ser 99A
       5.50%, 12/01/29................................      3,750      3,146,100
Aaa    Little Canada MFHR
       (Cedars Lakeside Apts) GNMA Ser 97A
       5.95%, 2/01/32(a)..............................      1,600      1,608,560
NR     Minneapolis Hlth Fac
       (Walker Methodist) Ser 98A
       6.00%, 11/15/28................................      5,000      4,051,850
AAA    Minneapolis MFHR
       (Riverside Plaza Proj)
       GNMA Ser 98 AMT
       5.20%, 12/20/30................................      1,900      1,706,694
AAA    Minnesota Agric & Eco Dev
       (Benedictine Health) MBIA Ser 99A
       5.13%, 2/15/29.................................      2,000      1,772,400
NR     Minnesota Agric & Eco Dev
       (Small Business Loan Prog)
       Ser 96A AMT
       6.75%, 8/01/16.................................      1,450      1,507,753
       Ser 96B AMT
       7.00%, 8/01/16.................................        750        770,385
       Ser 00A AMT
       7.25%, 8/01/20.................................      1,000      1,019,220
       Ser 00B AMT
       7.00%, 8/01/16.................................      1,000      1,003,450
Baa1   Minnesota Higher Ed Fac Auth
       (Hamline Univ) Ser 4-I
       6.00%, 10/01/16(a).............................        790        790,411
AA+    Minnesota Hsg Fin Agy
       SFMR Ser 96G AMT
       6.25%, 7/01/26.................................      1,700      1,715,351
Aaa    Minnetonka MFHR
       (Archer Heights Apts Proj) GNMA
       Ser 99A AMT
       5.30%, 1/20/27(a)..............................      1,620      1,491,194


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MINNESOTA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AA+    Rochester Hosp Rev
       (Mayo Med Ctr) Ser 92H
       7.76%, 11/15/15(b).............................    $ 3,000   $  3,138,840
Aaa    St. Paul MFHR
       (Wellington Proj) FHLMC Ser 99A
       5.10%, 2/01/24(a)..............................      1,850      1,694,470
BBB-   South St. Paul Hosp Rev
       (Health East Proj) Ser 94
       6.75%, 11/01/09................................      3,000      2,893,530
                                                                    ------------

       Total Investments-93.9%
         (cost $32,147,918)...........................                32,953,655
       Other assets less liabilities-6.1%.............                 2,136,352
                                                                    ------------

       Net Assets-100%................................              $ 35,090,007
                                                                    ============

See footnote summary on page 34.
See Glossary of Terms on page 34.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 25

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Municipal Bonds-98.3%
       New Jersey-89.4%
AAA    New Jersey Eco Dev
       (American Water Co) FGIC Ser 94A AMT
       6.875%, 11/01/34...............................    $ 5,000   $  5,321,000
A+     New Jersey Eco Dev
       (Anheuser-Busch) Ser 95 AMT
       5.85%, 12/01/30................................      9,000      8,798,580
AAA    New Jersey Eco Dev
       (Hackensack Water Co) MBIA
       Ser 94B AMT
       5.90%, 3/01/24.................................      4,000      4,017,520
NR     New Jersey Eco Dev
       (Kapkowski Rd) Ser 98B AMT
       6.50%, 4/01/31.................................     29,085     27,890,770
BBB    New Jersey Eco Dev PCR
       (NUI Corp) Ser 98A AMT
       5.25%, 11/01/33................................     25,000     20,373,500
AAA    New Jersey Eco Dev
       (Pub Ser Elec & Gas) MBIA Ser 94A AMT
       6.40%, 5/01/32.................................      5,000      5,185,050
AAA    New Jersey Higher Ed
       Student Loan MBIA Ser 99A AMT
       5.25%, 6/01/18.................................      1,500      1,420,905
BBB-   New Jersey Hlth Care Fac
       (Englewood Hosp & Med Ctr) Ser 94
       6.75%, 7/01/24.................................      4,230      3,899,383
BBB    New Jersey Hlth Care Fac
       (Franciscan Sisters St. Mary's Hosp)
       Ser 93
       5.875%, 7/01/12................................      2,755      2,853,574
A      New Jersey Hlth Care Fac
       (Palisades Med Ctr) ACA Ser 99
       5.25%, 7/01/28.................................      3,840      3,285,197
AAA    New Jersey Hlth Care Fac
       (St. Barnabas Hosp) Ser 98B
       5.00%, 7/01/24.................................      5,000      4,389,450
AAA    New Jersey Hsg & Mtg Fin Agy MFHR
       FSA Ser 00A1 AMT
       6.35%, 11/01/31................................      2,000      2,032,320
AAA    New Jersey Hsg & Mtg Fin Agy
       SFMR Home Buyers MBIA Ser 95O AMT
       6.35%, 10/01/27................................      5,000      5,086,200


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AAA    Passaic Valley Sewer System
       AMBAC Ser 92D
       5.75%, 12/01/15................................    $ 3,400   $  3,441,174
AAA    Port Auth of NY & NJ
       (JFK Int'l Airport Proj) MBIA Ser 6 AMT
       5.75%, 12/01/22................................      6,810      6,732,911
AAA    Port Auth of NY & NJ 96th
       FGIC Ser 94 AMT
       6.60%, 10/01/23................................      9,000      9,433,980
AA-    Salem Cnty NJ / Waste
       Disposal Auth (E.I. Dupont) Ser 97A AMT
       6.13%, 7/15/22.................................      3,500      3,529,015
BBB    South Jersey Transportation Auth
       Lease Rev (Raytheon Aircraft Service)
       Ser 97A AMT
       6.15%, 1/01/22.................................        500        475,260
AAA    Vineland NJ Sewer Auth
       (Landis) FGIC Ser 93C
       6.92%, 9/19/19(b)..............................      3,250      3,326,765
                                                                    ------------
                                                                     121,492,554
                                                                    ------------

       Puerto Rico-8.9%
AAA    Puerto Rico Hsg Fin Corp Rev SFMR
       GNMA, Ser 98A AMT
       5.20%, 12/01/32................................      7,550      6,666,952
BBB-   Puerto Rico Port Auth
       (American Airlines) Ser 96A AMT
       6.25%, 6/01/26.................................      5,475      5,398,131
                                                                    ------------
                                                                      12,065,083
                                                                    ------------
       Total Investments-98.3%
         (cost $130,306,314)..........................               133,557,637
       Other assets less liabilities-1.7%.............                 2,279,322
                                                                    ------------

       Net Assets-100%................................              $135,836,959
                                                                    ============

See footnote summary on page 34.
See Glossary of Terms on page 34.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 27

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Ohio Municipal Bonds-94.9%
BBB    Akron (Canal Park) COP Ser 96
       Zero Coupon, 12/01/01(d).......................    $ 5,000   $  4,885,100
AAA    Akron (University of Akron)
       FGIC Ser 99
       5.75% 1/01/29..................................      3,000      2,966,430
BB     Cleveland Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 9/15/27................................     20,015     15,888,107
AAA    Cleveland Arpt Sys
       FGIC Ser 94A AMT
       6.25%, 1/01/20.................................      4,500      4,599,360
AAA    Columbus Municipal Arpt Rev
       (Columbus Int'l Arpt) MBIA Ser 94A AMT
       6.25%, 1/01/24.................................      4,000      4,076,600
A      Franklin Cnty
       (OCLC Online Computer Library Ctr)
       Ser 98
       5.20%, 10/01/20................................      4,885      4,549,987
Aaa    Lucas Cnty Health Fac
       (Altenheim Project) GNMA Ser 99
       5.50%, 7/20/40(a)..............................      3,200      2,895,296
AAA    Ohio Air Quality Dev Auth
       (JMG Funding) AMBAC Ser 94B AMT
       6.375%, 4/01/29................................      4,300      4,418,078
BBB+   Ohio Air Quality Dev Auth PCR
       (Columbus Southern Pwr Co.) Ser 85B
       6.25%, 12/01/20................................      4,400      4,364,272
BB+    Ohio Air Quality Dev Auth PCR
       (Toledo Edison Co) Ser 97A AMT
       6.10%, 8/01/27.................................      5,000      4,516,200
AAA    Ohio Capital Corp. MFHR
       (Sect 8 Assist) FHA/MBIA Ser 95E
       6.35%, 1/01/22.................................      1,965      2,016,758
Aa2    Ohio Hsg Fin Agy MFHR
       (Bridgeview Villa II) FHA AMT
       6.45%, 12/01/33(a).............................      1,965      2,003,514
AAA    Ohio Hsg Fin Agy SFMR
       GNMA Ser 95 A-2 AMT
       6.625%, 3/01/26................................      4,310      4,428,353
AAA    Ohio Hsg Fin Agy SFMR
       GNMA Ser 97 A-1 AMT
       6.15%, 3/01/29.................................      4,700      4,699,671
Aaa    Ohio Hsg Fin Agy SFMR
       GNMA Ser 00 A-1 AMT
       6.35%, 9/01/31(a)..............................     10,000     10,119,200


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                                  OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

A+     Ohio Wtr Dev Auth
       (Anheuser-Busch) Ser 99 AMT
       6.00%, 8/01/29.................................    $ 2,250   $  2,243,610
A-     Ohio Wtr Dev Auth Solid Waste Rev
       (North Star/BHP) Ser 95 AMT
       6.45%, 9/01/20.................................      2,425      2,479,126
Aa3    Toledo-Lucas Cnty Port Fac
       (Cargill Inc. Proj) Ser 93
       5.90%, 12/01/15(a).............................      2,000      2,012,160
Baa2   Toledo-Lucas Cnty Port Fac
       (CSX Transportation) Ser 92
       6.45%, 12/15/21(a).............................      4,650      4,622,611
                                                                    ------------

       Total Investments-94.9%
         (cost $86,052,596)...........................                87,784,433
       Other assets less liabilities-5.1%.............                 4,740,003
                                                                    ------------

       Net Assets-100%................................              $ 92,524,436
                                                                    ============

See footnote summary on page 34.
See Glossary of Terms on page 34.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 29

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Pennsylvania Municipal Bonds-96.7%
A      Allegheny Cnty Higher Ed
       (Thiel College) ACA Ser 99A
       5.375%, 11/15/19...............................    $ 2,300   $  2,090,953
A      Allegheny Cnty Higher Ed
       (Thiel College) ACA Ser 99A
       5.375%, 11/15/29...............................      2,000      1,758,640
BBB-   Allegheny Cnty IDR
       PCR (USX Corp) Ser 96
       6.10%, 1/15/18.................................      4,000      3,789,560
Aaa    Allegheny Cnty MFHR
       (Green Meadow Apt) FHA Ser 98 A-1 AMT
       5.125%, 10/20/40(a)............................      6,340      5,448,659
BBB    Crawford Cnty Hosp Auth
       (Wesbury Methodist Cmnty) Ser 99
       6.25%, 8/15/29(c)..............................      2,100      1,801,002
BBB+   Cumberland Cnty
       Municipal Auth Rev
       (Presbyterian Homes Inc) Ser 96
       6.00%, 12/01/26................................      3,000      2,498,850
BBB-   Delaware Cnty Higher Ed
       (Eastern College) Ser 99C
       5.625%, 10/01/28...............................      3,300      2,850,375
AAA    Lehigh Cnty Hosp Rev
       (Lehigh Valley Health) MBIA Ser 99A
       5.25%, 7/01/29.................................      3,500      3,117,275
AA     Montgomery Cnty Higher Ed
       (Beaver College) Asset Gty Ser 99
       5.70%, 4/01/27.................................      6,000      5,722,320
AAA    Montgomery Cnty Hlth Fac
       (Holy Redeemer Hlth Sys) AMBAC Ser 97A
       5.25%, 10/01/23................................      2,150      1,953,297
AAA    North East GO
       School Dist FGIC Ser 98
       5.20%, 9/01/23.................................      3,285      2,987,017
AA     Northhampton Cnty Higher Ed
       (Moravian College) Asset Gty Ser 99
       5.125%, 7/01/29................................      1,000        872,290
BBB    Pennsylvania Econ Dev Auth
       Waste Water Rev
       (Sun Co) Ser 94A AMT
       7.60%, 12/01/24................................      5,000      5,402,500


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                          PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

AAA    Pennsylvania Higher Ed
       (Student Loan) AMBAC Ser 88D AMT
       6.05%, 1/01/19.................................    $ 5,900   $  5,922,951
AAA    Pennsylvania Higher Ed
       (University of Pittsburgh Med Ctr)
       FSA Ser 99A
       5.00%, 8/01/29.................................     20,000     17,137,600
AA+    Pennsylvania Hsg Fin Agy
       SFMR Ser 92-35D AMT
       7.50%, 4/01/25(b)..............................      9,500      9,719,450
AA+    Pennsylvania Hsg Fin Agy
       SFMR Ser 99 66A AMT
       5.65%, 4/01/29.................................      4,625      4,337,603
AA+    Pennsylvania Hsg Fin Agy
       SFMR Ser 99 67A AMT
       5.90%, 10/01/30................................     10,000      9,670,900
AA+    Pennsylvania Hsg Fin Agy
       SFMR FHA Ser 00 69A AMT
       6.25%, 4/01/31.................................      5,065      5,128,718
AAA    Philadelphia Arpt Sys Rev
       AMBAC Ser 95A AMT
       6.10%, 6/15/25.................................     10,000     10,126,500
AAA    Philadelphia Gas Wks Rev
       FSA Ser 99-16
       5.50%, 7/01/15.................................      2,000      1,993,680
AAA    Philadelphia Gas Wks Rev
       FSA Ser 99-16
       5.25%, 7/01/29.................................      4,600      4,197,224
AAA    Philadelphia GO
       FSA Ser 98
       5.00%, 3/15/28.................................      5,000      4,358,050
BBB+   Philadelphia Hosp Rev
       (Temple Univ Hospital) Ser 93A
       6.625%, 11/15/23...............................      3,250      3,049,443
AAA    Philadelphia Pkg Auth Rev
       AMBAC Ser 99A
       5.25%, 2/15/29.................................      4,600      4,172,568
AAA    Pittsburgh Urban Redev Auth SFMR
       FHA/GNMA/FNMA Ser 97A AMT
       6.25%, 10/01/28................................        920        926,274
NR     Susquehanna Regl Arpt Auth
       (Aero Harrisburg) Ser 99 AMT
       5.50%, 1/01/24.................................      1,490      1,269,420


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 31

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

BBB    Warren Cnty Hosp Auth
       (Warren General) Ser 94A
       7.00%, 4/01/19.................................    $ 2,200   $  2,184,006
                                                                    ------------

       Total Investments-96.7%
         (cost $121,065,886)..........................               124,487,125
       Other assets less liabilities-3.3%.............                 4,195,733
                                                                    ------------

       Net Assets-100%................................              $128,682,858
                                                                    ============

See footnote summary on page 34.
See Glossary of Terms on page 34.
See note to financial statements.


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                              VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2000 (unaudited)

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

       Municipal Bonds-95.4%
       Virginia-90.4%
A      Alexandria MFHR
       (Buckingham Village Apts) Ser 96A AMT
       6.15%, 1/01/29.................................    $ 4,000   $  3,999,520
Baa2   Bedford Cnty IDR
       (Nekoosa Pkg/GA Pacific) Ser 99 AMT
       6.30%, 12/01/25(a).............................      3,000      2,925,240
Baa2   Bedford Cnty IDR
       (Nekoosa Pkg/GA Pacific) Ser 99A AMT
       6.55%, 12/01/25(a).............................      7,200      7,228,296
BBB    Giles Cnty IDR
       (Hoechst Celanese Corp) Ser 96 AMT
       6.45%, 5/01/26.................................      7,500      7,225,200
Baa2   Goochland Cnty IDR
       (Nekoosa Pkg/GA Pacific) Ser 98 AMT
       5.65%, 12/01/25(a).............................     14,000     12,439,560
A-     Greater Richmond Hotel Auth
       (Convention Ctr Proj) Ser 00
       6.25%, 6/15/32.................................     11,000     11,272,470
AAA    Harrisonburg MFHR
       (Battery Heights Assoc) GNMA Ser 96A
       6.25%, 4/20/36.................................      4,185      4,280,251
AAA    Harrisonburg MFHR
       (Greens of Salem Run) FSA Ser 97 AMT
       6.30%, 4/01/29.................................      4,160      4,274,774
BB-    Henrico Cnty IDR Solid Waste Rev
       (Browning-Ferris) Ser 97A AMT
       5.875%, 3/01/17................................      2,750      2,375,093
A+     Henry Cnty Hosp Rev
       (Memorial Hosp Martinsville & Henry)
       Ser 97
       6.00%, 1/01/27.................................      1,250      1,215,825
BBB+   Isle of Wight Cnty Solid Waste Rev
       (Union Camp Corp) Ser 94 AMT
       6.55%, 4/01/24.................................      4,000      4,023,520
A+     James City Cnty Solid Waste Rev
       (Anheuser Busch Proj) Ser 97 AMT
       6.00%, 4/01/32.................................      4,200      4,194,036
AAA    Loudoun Cnty IDR Hosp Rev
       (Loudoun Hosp Ctr) FSA Ser 95
       5.80%, 6/01/20.................................      2,500      2,509,925
AA-    Metropolitan Washington DC Arpt Rev
       Ser 97B AMT
       5.50%, 10/01/23................................      4,700      4,439,855
AAA    Newport News MFHR
       (Mennowood Cmntys) GNMA Ser 96A
       6.25%, 8/01/36.................................      2,620      2,684,766


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 33

------------------------
VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings                                                     (000)          Value
--------------------------------------------------------------------------------

NR     Staunton Ed Fac
       (Mary Baldwin College) Ser 96
       6.75%, 11/01/21................................    $ 3,145   $  3,211,831
AA+    Virginia Hsg Dev Auth MFHR Ser 99 AMT
       5.95%, 2/01/23.................................      4,525      4,474,455
AA+    Virginia Res Auth Sewer Sys Rev
       (Hopewell Regl Wastewater Fac)
       Ser 95A AMT
       6.00%, 10/01/25................................      1,375      1,377,448
                                                                    ------------
                                                                      84,152,065
                                                                    ------------

       Puerto Rico-5.0%
AAA    Puerto Rico Hsg Fin Corp Rev SFMR
       GNMA Ser 98A AMT
       5.20%, 12/01/32................................      5,240      4,627,130
                                                                    ------------

       Total Investments-95.4%
         (cost $86,869,103)...........................                88,779,195
       Other assets less liabilities-4.6%.............                 4,310,679
                                                                    ------------

       Net Assets-100%................................              $ 93,089,874
                                                                    ============

(a)   Moody's Rating.
(b) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(c)   Fitch's Rating.
(d) Indicates a security that has a zero coupon that remains in effect until 12/01/01. On 12/01/01 it converts to 6.907% and will remain in effect until 12/01/16.

      See notes to financial statements.

      Glossary of Terms:

      ACA     American Capital Access
      AMBAC   American Municipal Bond Assurance Corporation
      AMT     Alternative Minimum Tax
      COP     Certificate of Participation
      FGIC    Financial Guaranty Insurance Company
      FHA     Federal Housing Administration
      FHLMC   Federal Home Loan Mortgage Corporation
      FNMA    Federal National Mortgage Association
      FSA     Financial Security Assurance, Inc.
      GNMA    Government National Mortgage Association
      GO      General Obligation
      IDR     Industrial Development Revenue
      MBIA    Municipal Bond Investors Assurance
      MFHR    Multi-Family Housing Revenue
      NR      Rating not applied for
      PCR     Pollution Control Revenue
      SFMR    Single Family Mortgage Revenue

--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
March 31, 2000 (unaudited)

                                                    Arizona            Florida
                                                 -------------      -------------
Assets
Investment in securities, at value
   (cost: $81,032,700 and $174,775,067,
   respectively) ...........................     $  82,858,074      $ 177,466,752
Cash .......................................             2,565                -0-
Interest receivable ........................         1,495,771          3,550,970
Receivable for investment securities sold ..           525,836          9,515,870
Receivable for shares of beneficial interest
   sold ....................................           399,814          2,161,673
                                                 -------------      -------------
Total assets ...............................        85,282,060        192,695,265
                                                 -------------      -------------
Liabilities
Due to custodian ...........................               -0-             38,862
Dividends payable ..........................           146,133            310,341
Distribution fee payable ...................            48,130            114,034
Payable for shares of beneficial interest
   redeemed ................................            19,882            202,915
Advisory fee payable .......................             6,787             36,384
Payable for investment securities purchased                -0-         13,769,781
Accrued expenses and other liabilities .....            50,730            118,950
                                                 -------------      -------------
Total liabilities ..........................           271,662         14,591,267
                                                 -------------      -------------
Net Assets .................................     $  85,010,398      $ 178,103,998
                                                 =============      =============
Composition Of Net Assets
Shares of beneficial interest, at par ......     $      82,354      $     185,040
Additional paid-in capital .................        87,362,081        192,902,832
Distributions in excess of net investment
   income ..................................          (133,973)          (229,738)
Accumulated net realized loss on
   investment transactions .................        (4,125,438)       (17,445,821)
Net unrealized appreciation of investments .         1,825,374          2,691,685
                                                 -------------      -------------
                                                 $  85,010,398      $ 178,103,998
                                                 =============      =============
Class A Shares
Net assets .................................     $  43,157,182      $  72,053,640
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         4,179,111          7,487,654
                                                 -------------      -------------
Class B Shares
Net assets .................................     $  32,595,545      $  64,720,416
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         3,159,006          6,723,273
                                                 -------------      -------------
Class C Shares
Net assets .................................     $   9,257,671      $  41,329,942
                                                 -------------      -------------
Shares of beneficial interest outstanding ..           897,284          4,293,022
                                                 -------------      -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................     $       10.33      $        9.62
Sales charge--4.25% of public
   offering price ..........................               .46                .43
                                                 -------------      -------------
Maximum offering price .....................     $       10.79      $       10.05
                                                 =============      =============
Class B Shares
Net asset value and offering price
   per share ...............................     $       10.32      $        9.63
                                                 =============      =============
Class C Shares
Net asset value and offering price
   per share ...............................     $       10.32      $        9.63
                                                 =============      =============

See notes to financial statements


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 35

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                 Massachusetts         Michigan
                                                 -------------      -------------
Assets
Investment in securities, at value
   (cost: $108,928,431 and $36,455,635,
   respectively) ...........................     $ 112,213,644      $  37,356,338
Receivable for investment securities sold ..        10,308,952            910,213
Interest receivable ........................         1,884,908            559,722
Receivable for shares of beneficial interest
   sold ....................................           261,325             98,845
                                                 -------------      -------------
Total assets ...............................       124,668,829         38,925,118
                                                 -------------      -------------
Liabilities
Due to custodian ...........................             6,539             10,322
Payable for investment securities purchased          7,751,685            608,717
Payable for shares of beneficial interest
   redeemed ................................           271,971             66,135
Dividends payable ..........................           204,841             64,867
Distribution fee payable ...................            75,056             25,257
Advisory fee payable .......................            12,018              5,122
Accrued expenses and other liabilities .....            79,547             29,214
                                                 -------------      -------------
Total liabilities ..........................         8,401,657            809,634
                                                 -------------      -------------
Net Assets .................................     $ 116,267,172      $  38,115,484
                                                 =============      =============
Composition Of Net Assets
Shares of beneficial interest, at par ......     $     111,437      $      38,193
Additional paid-in capital .................       123,527,522         38,877,393
Distributions in excess of net investment
   income ..................................           (20,629)           (16,887)
Accumulated net realized loss on
   investment transactions .................       (10,636,371)        (1,683,918)
Net unrealized appreciation of investments .         3,285,213            900,703
                                                 -------------      -------------
                                                 $ 116,267,172      $  38,115,484
                                                 =============      =============
Class A Shares
Net assets .................................     $  46,482,662      $  13,886,302
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         4,451,807          1,390,474
                                                 -------------      -------------
Class B Shares
Net assets .................................     $  39,767,194      $  13,104,210
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         3,813,405          1,313,586
                                                 -------------      -------------
Class C Shares
Net assets .................................     $  30,017,316      $  11,124,972
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         2,878,520          1,115,177
                                                 -------------      -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................     $       10.44      $        9.99
Sales charge--4.25% of public
   offering price ..........................               .46                .44
                                                 -------------      -------------
Maximum offering price .....................     $       10.90      $       10.43
                                                 =============      =============
Class B Shares
Net asset value and offering price
   per share ...............................     $       10.43      $        9.98
                                                 =============      =============
Class C Shares
Net asset value and offering price
   per share ...............................     $       10.43      $        9.98
                                                 =============      =============

See notes to financial statements.

--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                   Minnesota          New Jersey
                                                 -------------      -------------
Assets
Investment in securities, at value
   (cost: $32,147,918 and $130,306,314,
   respectively) ...........................     $  32,953,655      $ 133,557,637
Cash .......................................            26,973             63,895
Receivable for investment securities sold ..         2,872,300                -0-
Interest receivable ........................           513,396          3,253,108
Receivable due from Adviser ................             2,211                -0-
Receivable for shares of beneficial interest
   sold ....................................               374          1,762,156
                                                 -------------      -------------
Total assets ...............................        36,368,909        138,636,796
                                                 -------------      -------------
Liabilities
Payable for investment securities purchased          1,000,805          2,041,970
Payable for shares of beneficial interest
   redeemed ................................           162,008            319,153
Dividends payable ..........................            59,837            231,821
Distribution fee payable ...................            22,076             93,199
Advisory fee payable .......................               -0-             27,831
Accrued expenses and other liabilities .....            34,176             85,863
                                                 -------------      -------------
Total liabilities ..........................         1,278,902          2,799,837
                                                 -------------      -------------
Net Assets .................................     $  35,090,007      $ 135,836,959
                                                 =============      =============
Composition Of Net Assets
Shares of beneficial interest, at par ......     $      36,574      $     139,696
Additional paid-in capital .................        37,004,345        142,647,491
Distributions in excess of net investment
   income ..................................           (21,960)           (32,280)
Accumulated net realized loss on
   investment transactions .................        (2,734,689)       (10,169,271)
Net unrealized appreciation of investments .           805,737          3,251,323
                                                 -------------      -------------
                                                 $  35,090,007      $ 135,836,959
                                                 =============      =============
Class A Shares
Net assets .................................     $  15,060,226      $  45,937,477
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         1,569,845          4,724,293
                                                 -------------      -------------
Class B Shares
Net assets .................................     $  12,186,930      $  59,518,719
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         1,270,210          6,121,353
                                                 -------------      -------------
Class C Shares
Net assets .................................     $   7,842,851      $  30,380,763
                                                 -------------      -------------
Shares of beneficial interest outstanding ..           817,330          3,123,914
                                                 -------------      -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................     $        9.59      $        9.72
Sales charge--4.25% of public
   offering price ..........................               .43                .43
                                                 -------------      -------------
Maximum offering price .....................     $       10.02      $       10.15
                                                 =============      =============
Class B Shares
Net asset value and offering price
   per share ...............................     $        9.59      $        9.72
                                                 =============      =============
Class C Shares
Net asset value and offering price
   per share ...............................     $        9.60      $        9.73
                                                 =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 37

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                      Ohio          Pennsylvania
                                                 -------------      -------------
Assets
Investment in securities, at value
   (cost: $86,052,596 and $121,065,886,
   respectively) ...........................     $  87,784,433      $ 124,487,125
Cash .......................................            86,895                -0-
Receivable for investment securities sold ..         6,523,354          2,313,960
Interest receivable ........................           793,058          2,682,003
Receivable for shares of beneficial interest
   sold ....................................           213,295            383,709
Receivable due from Adviser ................             3,262                -0-
                                                 -------------      -------------
Total assets ...............................        95,404,297        129,866,797
                                                 -------------      -------------
Liabilities
Due to custodian ...........................               -0-            422,234
Payable for investment securities purchased          2,198,963                -0-
Payable for shares of beneficial interest
   redeemed ................................           371,023            342,836
Dividends payable ..........................           154,657            218,330
Distribution fee payable ...................            64,764             77,544
Advisory fee payable .......................               -0-             43,625
Accrued expenses and other liabilities .....            90,454             79,370
                                                 -------------      -------------
Total liabilities ..........................         2,879,861          1,183,939
                                                 -------------      -------------
Net Assets .................................     $  92,524,436      $ 128,682,858
                                                 =============      =============
Composition Of Net Assets
Shares of beneficial interest, at par ......     $      96,018      $     131,796
Additional paid-in capital .................        99,029,538        135,601,632
Distributions in excess of net investment
   income ..................................           (62,069)          (129,984)
Accumulated net realized loss on
   investment transactions .................        (8,270,888)       (10,341,825)
Net unrealized appreciation of investments .         1,731,837          3,421,239
                                                 -------------      -------------
                                                 $  92,524,436      $ 128,682,858
                                                 =============      =============
Class A Shares
Net assets .................................     $  27,191,644      $  59,154,800
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         2,822,387          6,058,537
                                                 -------------      -------------
Class B Shares
Net assets .................................     $  42,660,326      $  46,476,758
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         4,427,202          4,760,035
                                                 -------------      -------------
Class C Shares
Net assets .................................     $  22,672,466      $  23,051,300
                                                 -------------      -------------
Shares of beneficial interest outstanding ..         2,352,269          2,361,024
                                                 -------------      -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................     $        9.63      $        9.76
Sales charge--4.25% of public
   offering price ..........................               .43                .43
                                                 -------------      -------------
Maximum offering price .....................     $       10.06      $       10.19
                                                 =============      =============
Class B Shares
Net asset value and offering price
   per share ...............................     $        9.64      $        9.76
                                                 =============      =============
Class C Shares
Net asset value and offering price
   per share ...............................     $        9.64      $        9.76
                                                 =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                          Virginia
                                                       ------------
Assets
Investment in securities, at value
   (cost: $86,869,103) ...........................     $ 88,779,195
Cash .............................................           12,607
Receivable for investment securities sold ........        2,149,270
Interest receivable ..............................        1,898,927
Receivable for shares of beneficial interest
   sold ..........................................          662,468
                                                       ------------
Total assets .....................................       93,502,467
                                                       ------------
Liabilities
Dividends payable ................................          159,972
Payable for shares of beneficial interest redeemed          142,786
Distribution fee payable .........................           61,369
Advisory fee payable .............................           11,606
Accrued expenses and other liabilities ...........           36,860
                                                       ------------
Total liabilities ................................          412,593
                                                       ------------
Net Assets .......................................     $ 93,089,874
                                                       ============
Composition Of Net Assets
Shares of beneficial interest, at par ............     $     91,220
Additional paid-in capital .......................       96,913,769
Distributions in excess of net investment
   income ........................................          (96,032)
Accumulated net realized loss on
   investment transactions .......................       (5,729,175)
Net unrealized appreciation of investments .......        1,910,092
                                                       ------------
           .......................................     $ 93,089,874
                                                       ============
Class A Shares
Net assets .......................................     $ 33,164,069
                                                       ------------
Shares of beneficial interest outstanding ........        3,247,273
                                                       ------------
Class B Shares
Net assets .......................................     $ 44,798,805
                                                       ------------
Shares of beneficial interest outstanding ........        4,391,375
                                                       ------------
Class C Shares
Net assets .......................................     $ 15,127,000
                                                       ------------
Shares of beneficial interest outstanding ........        1,483,383
                                                       ------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .....................................     $      10.21
Sales charge--4.25% of public
   offering price ................................              .45
                                                       ------------
Maximum offering price ...........................     $      10.66
                                                       ============
Class B Shares
Net asset value and offering price
   per share .....................................     $      10.20
                                                       ============
Class C Shares
Net asset value and offering price
   per share .....................................     $      10.20
                                                       ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 39

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
March 31, 2000 (unaudited)

                                              Arizona          Florida
                                            -----------      -----------
Investment Income
Interest ..............................     $ 2,430,176      $ 5,710,633
                                            -----------      -----------
Expenses
Advisory fee ..........................         249,099          570,708
Distribution fee - Class A ............          58,094          110,545
Distribution fee - Class B ............         158,324          332,934
Distribution fee - Class C ............          46,589          211,756
Administrative ........................          46,000           46,000
Custodian .............................          44,873           66,193
Transfer agency .......................          19,348           54,701
Audit and legal .......................          17,396           36,584
Registration ..........................          11,170           21,584
Printing ..............................           2,767           17,869
Trustees' fees ........................           1,300            1,300
Miscellaneous .........................           2,588            6,401
                                            -----------      -----------
Total expenses ........................         657,548        1,476,575
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...............        (203,235)        (428,705)
                                            -----------      -----------
Net expenses ..........................         454,313        1,047,870
                                            -----------      -----------
Net investment income .................       1,975,863        4,662,763
                                            -----------      -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions .......................      (1,761,913)      (6,734,010)
Net change in unrealized appreciation/
   depreciation of investments ........       1,377,332        2,891,703
                                            -----------      -----------
Net loss on investments ...............        (384,581)      (3,842,307)
                                            -----------      -----------
Net Increase In Net Assets
   From Operations ....................     $ 1,591,282      $   820,456
                                            ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                          Massachussetts       Michigan
                                          --------------    -------------
Investment Income
Interest ..............................     $ 3,802,749      $ 1,161,907
                                            -----------      -----------
Expenses
Advisory fee ..........................         374,728          116,786
Distribution fee - Class A ............          74,749           18,929
Distribution fee - Class B ............         205,216           67,228
Distribution fee - Class C ............         145,185           56,534
Custodian .............................          62,483           47,477
Administrative ........................          46,000           46,000
Transfer agency .......................          36,101           17,438
Audit and legal .......................          22,156           12,270
Registration ..........................          17,590            4,679
Printing ..............................           5,360            4,742
Trustees' fees ........................           1,300            1,300
Miscellaneous .........................           3,759            2,496
                                            -----------      -----------
Total expenses ........................         994,627          395,879
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...............        (317,660)        (129,862)
                                            -----------      -----------
Net expenses ..........................         676,967          266,017
                                            -----------      -----------
Net investment income .................       3,125,782          895,890
                                            -----------      -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions .......................      (5,575,737)        (864,237)
Net change in unrealized appreciation/
   depreciation of investments ........       2,969,141          575,601
                                            -----------      -----------
Net loss on investments ...............      (2,606,596)        (288,636)
                                            -----------      -----------
Net Increase In Net Assets
   From Operations ....................     $   519,186      $   607,254
                                            ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 41

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                             Minnesota       New Jersey
                                            -----------      -----------
Investment Income
Interest ..............................     $ 1,099,513      $ 4,126,023
                                            -----------      -----------
Expenses
Advisory fee ..........................         110,198          417,984
Distribution fee - Class A ............          20,288           58,812
Distribution fee - Class B ............          66,246          315,248
Distribution fee - Class C ............          42,443          157,486
Administrative ........................          46,000           46,000
Custodian .............................          45,032           46,506
Transfer agency .......................          17,525           64,112
Audit and legal .......................          11,790           27,561
Printing ..............................           2,569            4,678
Trustees' fees ........................           1,300            1,300
Registration ..........................           1,229            6,037
Miscellaneous .........................           2,786            5,082
                                            -----------      -----------
Total expenses ........................         367,406        1,150,806
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...............        (158,409)        (268,345)
                                            -----------      -----------
Net expenses ..........................         208,997          882,461
                                            -----------      -----------
Net investment income .................         890,516        3,243,562
                                            -----------      -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions .......................        (816,847)      (3,781,417)
Net change in unrealized appreciation/
   depreciation of investments ........         513,635          892,352
                                            -----------      -----------
Net loss on investments ...............        (303,212)      (2,889,065)
                                            -----------      -----------
Net Increase In Net Assets
   From Operations ....................     $   587,304      $   354,497
                                            ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                               Ohio         Pennsylvania
                                            -----------     ------------
Investment Income
Interest ..............................     $ 3,029,961      $ 4,264,194
                                            -----------      -----------
Expenses
Advisory fee ..........................         304,058          417,552
Distribution fee - Class A ............          41,108           89,315
Distribution fee - Class B ............         231,104          244,447
Distribution fee - Class C ............         118,365          125,920
Custodian .............................          47,795           53,796
Administrative ........................          46,000           46,000
Transfer agency .......................          38,233           51,334
Audit and legal .......................          19,703           25,504
Registration ..........................          13,574           10,315
Printing ..............................           9,166            8,170
Trustees' fees ........................           1,300            1,300
Miscellaneous .........................           3,107            3,108
                                            -----------      -----------
Total expenses ........................         873,513        1,076,761
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...............        (261,706)        (180,392)
                                            -----------      -----------
Net expenses ..........................         611,807          896,369
                                            -----------      -----------
Net investment income .................       2,418,154        3,367,825
                                            -----------      -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions .......................      (3,085,718)      (4,225,802)
Net change in unrealized appreciation/
   depreciation of investments ........         614,318        2,106,303
                                            -----------      -----------
Net loss on investments ...............      (2,471,400)      (2,119,499)
                                            -----------      -----------
Net Increase (Decrease) In Net Assets
   From Operations ....................     $   (53,246)     $ 1,248,326
                                            ===========      ===========

See notes to financial statements


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 43

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                     Virginia
                                                                    -----------
Investment Income
Interest ................................................           $ 2,702,550
                                                                    -----------
Expenses
Advisory fee ............................................               272,818
Distribution fee - Class A ..............................                45,073
Distribution fee - Class B ..............................               218,338
Distribution fee - Class C ..............................                67,927
Custodian ...............................................                50,195
Administrative ..........................................                46,000
Transfer agency .........................................                26,741
Audit and legal .........................................                15,981
Registration ............................................                 5,824
Printing ................................................                 3,177
Trustees' fees ..........................................                 1,300
Miscellaneous ...........................................                 2,480
                                                                    -----------
Total expenses ..........................................               755,854
Less: expenses waived and reimbursed by
   Adviser (see Note B) .................................              (262,972)
                                                                    -----------
Net expenses ............................................               492,882
                                                                    -----------
Net investment income ...................................             2,209,668
                                                                    -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions .........................................            (2,356,117)
Net change in unrealized appreciation/
   depreciation of investments ..........................             1,575,740
                                                                    -----------
Net loss on investments .................................              (780,377)
                                                                    -----------
Net Increase In Net Assets
   From Operations ......................................           $ 1,429,291
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                          Arizona
                                                 ------------------------------
                                                 Six Months
                                                    Ended           Year Ended
                                                March 31, 2000     September 30,
                                                  (unaudited)          1999
                                                 ------------      ------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ......................     $  1,975,863      $  2,551,128
Net realized loss on investment
   transactions ............................       (1,761,913)       (2,363,497)
Net change in unrealized appreciation/
   depreciation of investments .............        1,377,332        (1,186,209)
                                                 ------------      ------------
Net increase (decrease) in net assets from
   operations ..............................        1,591,282          (998,578)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A .................................       (1,042,281)       (1,422,629)
   Class B .................................         (741,790)         (856,109)
   Class C .................................         (218,534)         (272,390)
Distributions in excess of net investment
   income
   Class A .................................              -0-           (93,745)
   Class B .................................              -0-           (75,448)
   Class C .................................              -0-           (24,429)
Net realized gain on investments
   Class A .................................              -0-           (79,250)
   Class B .................................              -0-           (55,031)
   Class C .................................              -0-           (18,802)
Transactions In Shares Of Beneficial
Interest
Net increase ...............................        6,339,984        43,387,517
                                                 ------------      ------------
Total increase .............................        5,928,661        39,491,106
Net Assets
Beginning of year ..........................       79,081,737        39,590,631
                                                 ------------      ------------
End of period ..............................     $ 85,010,398      $ 79,081,737
                                                 ============      ============

See notes to financial statements


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 45

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                           Florida
                                               --------------------------------
                                                Six Months
                                                   Ended           Year Ended
                                              March 31, 2000      September 30,
                                                (unaudited)            1999
                                               -------------      -------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ....................     $   4,662,763      $   7,436,826
Net realized loss on investment
   transactions ..........................        (6,734,010)        (6,777,319)
Net change in unrealized appreciation/
   depreciation of investments ...........         2,891,703         (4,449,716)
                                               -------------      -------------
Net increase (decrease) in net assets from
   operations ............................           820,456         (3,790,209)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A ...............................        (2,031,190)        (3,312,718)
   Class B ...............................        (1,589,424)        (2,459,083)
   Class C ...............................        (1,012,312)        (1,665,025)
Distributions in excess of net investment
   income
   Class A ...............................               -0-           (171,909)
   Class B ...............................               -0-           (150,028)
   Class C ...............................               -0-           (106,023)
Transactions In Shares Of Beneficial
Interest
Net increase (decrease) ..................        (7,536,858)        84,405,261
                                               -------------      -------------
Total increase (decrease) ................       (11,349,328)        72,750,266
Net Assets
Beginning of year ........................       189,453,326        116,703,060
                                               -------------      -------------
End of period ............................     $ 178,103,998      $ 189,453,326
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                         Massachusetts
                                               --------------------------------
                                                Six Months
                                                   Ended            Year Ended
                                               March 31, 2000      September 30,
                                                (unaudited)            1999
                                               -------------      -------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ....................     $   3,125,782      $   4,187,302
Net realized loss on investment
   transactions ..........................        (5,575,737)        (5,060,634)
Net change in unrealized appreciation/
   depreciation of investments ...........         2,969,141         (1,540,378)
                                               -------------      -------------
Net increase (decrease) in net assets from
   operations ............................           519,186         (2,413,710)
Dividends And Distributions To
Shareholders From:
Net investment income
  Class A ................................        (1,341,373)        (1,836,597)
  Class B ................................          (965,638)        (1,342,251)
  Class C ................................          (683,716)        (1,008,454)
Distributions in excess of net investment
   income
  Class A ................................               -0-           (135,677)
  Class B ................................               -0-           (131,050)
  Class C ................................               -0-           (102,932)
Net realized gain on investments
  Class A ................................               -0-            (80,419)
  Class B ................................               -0-            (63,701)
  Class C ................................               -0-            (54,163)
Transactions In Shares Of Beneficial
Interest
Net increase .............................         1,987,116         62,444,310
                                               -------------      -------------
Total increase (decrease) ................          (484,425)        55,275,356
Net Assets
Beginning of year ........................       116,751,597         61,476,241
                                               -------------      -------------
End of period ............................     $ 116,267,172      $ 116,751,597
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 47

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                            Michigan
                                                 ------------------------------
                                                  Six Months
                                                     Ended           Year Ended
                                                March 31, 2000     September 30,
                                                  (unaudited)          1999
                                                 ------------      ------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ......................     $    895,890      $  1,306,512
Net realized loss on investment
   transactions ............................         (864,237)         (794,295)
Net change in unrealized appreciation/
   depreciation of investments .............          575,601          (772,736)
                                                 ------------      ------------
Net increase (decrease) in net assets from
   operations ..............................          607,254          (260,519)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A .................................         (322,750)         (461,761)
   Class B .................................         (295,842)         (447,452)
   Class C .................................         (249,166)         (397,299)
Distributions in excess of net investment
   income
   Class A .................................              -0-           (30,996)
   Class B .................................              -0-           (38,763)
   Class C .................................              -0-           (35,476)
Net realized gain on investments
   Class A .................................              -0-           (58,573)
   Class B .................................              -0-           (65,313)
   Class C .................................              -0-           (63,713)
Transactions In Shares Of Beneficial
Interest
Net increase ...............................        2,024,016        11,177,569
                                                 ------------      ------------
Total increase .............................        1,763,512         9,317,704
Net Assets
Beginning of year ..........................       36,351,972        27,034,268
                                                 ------------      ------------
End of period ..............................     $ 38,115,484      $ 36,351,972
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                           Minnesota
                                                 ------------------------------
                                                 Six Months
                                                    Ended           Year Ended
                                                March 31, 2000     September 30,
                                                  (unaudited)          1999
                                                 ------------      ------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ......................     $    890,516      $  1,373,071
Net realized loss on investment
   transactions ............................         (816,847)         (774,099)
Net change in unrealized appreciation/
   depreciation of investments .............          513,635        (1,040,378)
                                                 ------------      ------------
Net increase (decrease) in net assets from
   operations ..............................          587,304          (441,406)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A .................................         (366,643)         (410,462)
   Class B .................................         (305,004)         (610,472)
   Class C .................................         (196,228)         (352,137)
Distributions in excess of net investment
   income
   Class A .................................              -0-           (13,422)
   Class B .................................              -0-           (25,067)
   Class C .................................              -0-           (13,957)
Transactions In Shares Of Beneficial
Interest
Net increase ...............................        1,578,021         7,815,621
                                                 ------------      ------------
Total increase .............................        1,297,450         5,948,698
Net Assets
Beginning of year ..........................       33,792,557        27,843,859
                                                 ------------      ------------
End of period ..............................     $ 35,090,007      $ 33,792,557
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 49

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          New Jersey
                                               --------------------------------
                                                Six Months
                                                  Ended             Year Ended
                                              March 31, 2000      September 30,
                                                (unaudited)            1999
                                               -------------      -------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ....................     $   3,243,562      $   4,960,041
Net realized loss on investment
   transactions ..........................        (3,781,417)        (2,765,281)
Net change in unrealized appreciation/
   depreciation of investments ...........           892,352         (3,817,282)
                                               -------------      -------------
Net increase (decrease) in net assets from
   operations ............................           354,497         (1,622,522)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A ...............................        (1,022,107)        (1,250,108)
   Class B ...............................        (1,395,170)        (2,454,054)
   Class C ...............................          (697,759)        (1,255,879)
Distributions in excess of net investment
   income
   Class A ...............................               -0-            (16,310)
   Class B ...............................               -0-            (57,365)
   Class C ...............................               -0-            (32,337)
Transactions In Shares Of Beneficial
Interest
Net increase .............................         7,981,547         40,926,509
                                               -------------      -------------
Total increase ...........................         5,221,008         34,237,934
Net Assets
Beginning of year ........................       130,615,951         96,378,017
                                               -------------      -------------
End of period ............................     $ 135,836,959      $ 130,615,951
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                             Ohio
                                               --------------------------------
                                                Six Months
                                                   Ended            Year Ended
                                               March 31, 2000     September 30,
                                                (unaudited)            1999
                                               -------------      -------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ....................     $   2,418,154      $   3,735,632
Net realized loss on investment
   transactions ..........................        (3,085,718)        (2,325,166)
Net change in unrealized appreciation/
   depreciation of investments ...........           614,318         (2,893,533)
                                               -------------      -------------
Net decrease in net assets from
   operations ............................           (53,246)        (1,483,067)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A ...............................          (737,326)          (914,541)
   Class B ...............................        (1,066,360)        (1,908,969)
   Class C ...............................          (546,947)          (912,122)
Distributions in excess of net investment
   income
   Class A ...............................               -0-            (44,837)
   Class B ...............................               -0-           (108,943)
   Class C ...............................               -0-            (49,086)
Transactions In Shares Of Beneficial
Interest
Net increase (decrease) ..................        (5,481,418)        37,636,801
                                               -------------      -------------
Total increase (decrease) ................        (7,885,297)        32,215,236
Net Assets
Beginning of year ........................       100,409,733         68,194,497
                                               -------------      -------------
End of period ............................     $  92,524,436      $ 100,409,733
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 51

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                        Pennsylvania
                                               --------------------------------
                                                Six Months
                                                   Ended            Year Ended
                                              March 31, 2000       September 30,
                                                (unaudited)            1999
                                               -------------      -------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ....................     $   3,367,825      $   5,141,597
Net realized loss on investment
   transactions ..........................        (4,225,802)        (5,789,857)
Net change in unrealized appreciation/
   depreciation of investments ...........         2,106,303         (3,757,992)
                                               -------------      -------------
Net increase (decrease) in net assets from
   operations ............................         1,248,326         (4,406,252)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A ...............................        (1,599,380)        (2,252,015)
   Class B ...............................        (1,128,417)        (1,940,681)
   Class C ...............................          (582,133)          (948,902)
Distributions in excess of net investment
   income
   Class A ...............................                -0-          (167,278)
   Class B ...............................                -0-          (181,017)
   Class C ...............................                -0-           (84,332)
Transactions In Shares Of Beneficial
Interest
Net increase (decrease) ..................       (11,661,704)        59,757,965
                                               -------------      -------------
Total increase (decrease) ................       (13,723,308)        49,777,488
Net Assets
Beginning of year ........................       142,406,166         92,628,678
                                               -------------      -------------
End of period ............................     $ 128,682,858      $ 142,406,166
                                               =============      =============

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Virginia
                                                 ------------------------------
                                                  Six Months
                                                     Ended          Year Ended
                                                March 31, 2000     September 30,
                                                  (unaudited)          1999
                                                 ------------      ------------
Increase (Decrease) In Net Assets
From Operations
Net investment income ......................     $  2,209,668      $  2,352,613
Net realized loss on investment
   transactions ............................       (2,356,117)       (3,373,058)
Net change in unrealized appreciation/
   depreciation of investments .............        1,575,740          (384,519)
                                                 ------------      ------------
Net increase (decrease) in net assets from
   operations ..............................        1,429,291        (1,404,964)
Dividends And Distributions To
Shareholders From:
Net investment income
   Class A .................................         (822,952)         (833,405)
   Class B .................................       (1,045,367)       (1,174,902)
   Class C .................................         (325,713)         (344,306)
Distributions in excess of net investment
   income
   Class A .................................               -0-          (91,739)
   Class B .................................               -0-         (167,735)
   Class C .................................               -0-          (48,628)
Net realized gain on investments
   Class A .................................               -0-          (31,533)
   Class B .................................               -0-          (51,651)
   Class C .................................               -0-          (14,082)
Transactions In Shares Of Beneficial
Interest
Net increase ...............................       10,738,438        56,394,462
                                                 ------------      ------------
Total increase .............................        9,973,697        52,231,517
Net Assets
Beginning of year ..........................       83,116,177        30,884,660
                                                 ------------      ------------
End of period ..............................     $ 93,089,874      $ 83,116,177
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 53

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distribution are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 2000, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $180,235; Florida Portfolio, $428,705; Massachusetts Portfolio, $317,660; Michigan Portfolio, $83,862; Minnesota Portfolio, $110,198; New Jersey Portfolio, $268,345; Ohio Portfolio, $261,706; Pennsylvania Portfolio, $180,392; and Virginia Portfolio, $216,972.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 55

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

For the six months ended March 31, 2000, the Adviser agreed to waive all or a portion of its fees for such services. The aggregate amounts of such fee waivers were $46,000 for the Michigan, Minnesota and Virginia Portfolios and $23,000 for the Arizona Portfolio. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expense amounted to $2,211 for the Minnesota Portfolio. There was no such reimbursement for the Arizona Portfolio, the Florida Portfolio, the Massachusetts Portfolio, the Michigan Portfolio, the New Jersey Portfolio, the Ohio Portfolio, the Pennsylvania Portfolio and the Virginia Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $13,978; Florida Portfolio, $30,072; Massachusetts Portfolio, $23,530; Michigan Portfolio, $12,365; Minnesota Portfolio, $11,294; New Jersey Portfolio, $35,273; Ohio Portfolio, $23,210; Pennsylvania Portfolio, $33,603; and Virginia Portfolio, $21,558.

For the six months ended March 31, 2000, each Portfolio's expenses were reduced under an expense offset arrangement with Alliance Fund Services as follows:

Arizona Portfolio, by $813; Florida Portfolio, by $1,694; Massachusetts Portfolio, by $1,340; Michigan Portfolio, by $722; Minnesota Portfolio, by $661; New Jersey Portfolio, by $1,972; Ohio Portfolio, by $1,325; Pennsylvania Portfolio, by $1,866; and Virginia Portfolio, by $1,262.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2000 as follows:

                    Front End          Contingent Deferred Sales Charges
                Sales Charges     -------------------------------------------
Portfolio             Class A      Class A          Class B           Class C
-----------------------------------------------------------------------------
Arizona               $    -0-     $10,000          $39,435           $ 2,990
Florida                    -0-       6,110           67,824             8,213
Massachusetts           3,024        9,477           75,827            10,221
Michigan                7,832           -0-          21,053             2,939
Minnesota                  -0-        6,142           7,258             1,854
New Jersey             28,100           -0-          80,755            10,826
Ohio                      102       41,250           85,816             6,497
Pennsylvania            9,194          230           44,638            17,626
Virginia                   -0-      10,000           69,722             5,637


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                        Class B                Class C
--------------------------------------------------------------------------------
Arizona ..........................             $2,240,196             $  454,562
Florida ..........................              3,073,045              1,737,732
Massachusetts ....................              2,225,903              1,225,864
Michigan .........................              1,568,030              1,456,459
Minnesota ........................              1,909,301              1,175,593
New Jersey .......................              3,681,845              1,383,701
Ohio .............................              3,033,169              1,368,383
Pennsylvania .....................              2,804,889              1,175,166
Virginia .........................              2,998,024                701,267

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2000 were as follows:

Portfolio                                     Purchases                 Sales
--------------------------------------------------------------------------------
Arizona ........................            $123,491,884            $115,203,920
Florida ........................             342,901,055             347,559,272
Massachusetts ..................             316,116,993             312,677,180
Michigan .......................              64,177,935              53,848,339
Minnesota ......................              92,264,723              91,250,689
New Jersey .....................             212,350,769             201,269,788
Ohio ...........................             161,549,271             164,294,879
Pennsylvania ...................             280,437,373             293,673,932
Virginia .......................             197,528,004             188,561,394


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 57

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At March 31, 2000, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments for each Portfolio were as follows:

                              Gross Unrealized Gross Unrealized   Net Unrealized
Portfolio           Tax Cost      Appreciation    Depreciation)     Appreciation
--------------------------------------------------------------------------------
Arizona         $ 81,032,700      $  1,881,254     $     55,880     $  1,825,374
Florida          174,775,067         2,695,801            4,116        2,691,685
Massachusetts    108,928,431         3,285,213               -0-       3,285,213
Michigan          36,455,635           924,636           23,933          900,703
Minnesota         32,147,918           805,757               20          805,737
New Jersey       130,306,314         3,367,873          116,550        3,251,323
Ohio              86,052,596         1,731,837               -0-       1,731,837
Pennsylvania     121,065,886         3,521,681          100,442        3,421,239
Virginia          86,869,103         1,975,846           65,754        1,910,092

For Federal income tax purposes at September 30, 1999, the Fund had capital loss carryforwards for the following Portfolios: $3,931,206 expiring in 2003 and 4,853 expiring in 2007, for Florida Portfolio; $650,584 expiring in 2003, and $492,981 expiring in 2004, for Minnesota Portfolio; $3,041,366 expiring in 2003, and $349,704 expiring in 2004, for New Jersey Portfolio; $2,526,402 expiring in 2003, and $332,000 expiring in 2004, for Ohio Portfolio; and $316,038 expiring in 2003, and 1,363 expiring in 2007, for Pennsylvania Portfolio. Any net capital losses incurred after October 31 ("Post October losses") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year.


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares. Transactions in shares of beneficial interest in each Portfolio were as follows:

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Arizona Portfolio                (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                        1,241,285         2,277,927         $   12,562,931   $    24,623,422
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       46,203            72,186                469,842           777,242
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                        18,958            19,950                194,432           215,625
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (828,217)         (588,982)            (8,400,374)       (6,374,579)
-------------------------------------------------------------------------------------------------------
Net increase                         478,229         1,781,081         $    4,826,831   $    19,241,710
=======================================================================================================

Class B
Shares sold                          489,490         1,905,927         $    4,989,905   $    20,514,932
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       37,815            51,041                384,138           548,786
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                         (18,958)          (19,950)              (194,432)         (215,625)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (357,202)         (170,811)            (3,616,662)       (1,824,014)
-------------------------------------------------------------------------------------------------------
Net increase                         151,145         1,766,207         $    1,562,949   $    19,024,079
=======================================================================================================

Class C
Shares sold                          164,987           552,598         $    1,676,483   $     5,960,967
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       11,643            16,202                118,240           174,860
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (181,341)          (93,570)            (1,844,519)       (1,014,099)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                          (4,711)          475,230          $     (49,796)  $     5,121,728
=======================================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Florida Portfolio                (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                        1,727,335         4,938,321         $   16,399,783   $    50,810,230
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           89,656           157,067                854,974         1,602,230
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                       276,864           307,992              2,634,858         3,065,724
-------------------------------------------------------------------------------------------------------
Shares redeemed                   (2,732,556)       (1,515,732)           (25,983,692)      (15,363,283)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (638,701)        3,887,648          $  (6,094,077)  $    40,114,901
=======================================================================================================

Class B
Shares sold                        1,071,407         3,874,899         $   10,245,292   $    39,796,253
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           83,971           132,982                800,304         1,358,222
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                        (276,864)         (307,992)            (2,634,858)       (3,065,724)
-------------------------------------------------------------------------------------------------------
Shares redeemed                   (1,036,894)         (704,252)            (9,845,098)       (7,164,709)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (158,380)         2,995,637         $  (1,434,360)   $    30,924,042
=======================================================================================================

Class C
Shares sold                          831,543         1,798,383         $    7,957,747   $    18,543,697
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           50,561            95,440                481,556           975,564
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (885,904)         (603,835)            (8,447,724)       (6,152,943)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                          (3,800)        1,289,988          $      (8,421)  $    13,366,318
=======================================================================================================

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Massachusetts Portfolio          (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                        3,291,102         3,312,860         $   33,900,468   $    37,219,332
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       63,274           114,805                653,172         1,280,006
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                        28,665            18,753                297,161           202,106
-------------------------------------------------------------------------------------------------------
Shares redeemed                   (3,130,659)       (1,268,882)           (32,102,754)      (14,120,578)
-------------------------------------------------------------------------------------------------------
Net increase                         252,382         2,177,536         $    2,748,047   $    24,580,866
=======================================================================================================


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Massachusetts Portfolio          (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class B
Shares sold                          411,230         2,527,508         $    4,248,489   $    28,165,325
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       54,195            81,618                558,019           910,840
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                         (28,637)          (18,753)              (297,161)         (202,106)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (627,527)         (378,875)            (6,470,876)       (4,147,852)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (190,739)        2,211,498          $  (1,961,529)  $    24,726,207
=======================================================================================================

Class C
Shares sold                          766,127         1,554,684         $    7,840,808   $    17,399,768
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       49,260            73,064                507,326           814,318
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (695,351)         (455,361)            (7,147,536)       (5,076,849)
-------------------------------------------------------------------------------------------------------
Net increase                         120,036         1,172,387         $    1,200,598   $    13,137,237
=======================================================================================================

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Michigan Portfolio               (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                          407,275           487,789         $    3,986,329   $     5,078,916
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       19,664            32,476                192,239           337,440
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                        42,326             2,666                414,256            28,003
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (247,289)         (167,913)            (2,420,791)       (1,734,568)
-------------------------------------------------------------------------------------------------------
Net increase                         221,976           355,018         $    2,172,033   $     3,709,791
=======================================================================================================

Class B
Shares sold                          216,170           623,638         $    2,104,286   $     6,488,521
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       17,310            36,531                169,129           379,775
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                         (42,326)           (2,666)              (414,256)          (28,003)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (254,736)         (167,093)            (2,478,384)       (1,729,098)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)              (63,582)          490,410          $    (619,225)  $     5,111,195
=======================================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Michigan Portfolio               (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class C
Shares sold                          276,071           498,274         $    2,723,895   $     5,196,724
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       20,018            38,412                195,581           398,957
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (249,973)         (314,121)            (2,448,268)       (3,239,098)
-------------------------------------------------------------------------------------------------------
Net increase                          46,116           222,565         $      471,208   $     2,356,583
=======================================================================================================

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Minnesota Portfolio              (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                          543,102           497,561         $    5,164,016   $     5,020,946
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           20,520            27,350                193,759           273,996
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                       143,115            82,720              1,350,645           805,502
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (233,394)         (123,890)            (2,198,595)       (1,231,987)
-------------------------------------------------------------------------------------------------------
Net increase                         473,343           483,741         $    4,509,825   $     4,868,457
=======================================================================================================

Class B
Shares sold                          144,447           352,879         $    1,368,065   $     3,549,698
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           19,654            40,642                185,684           408,744
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                        (143,115)          (82,720)            (1,350,645)         (805,502)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (210,588)         (208,063)            (1,981,677)       (2,072,985)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (189,602)          102,738          $  (1,778,573)  $     1,079,955
=======================================================================================================

Class C
Shares sold                           64,918           311,979         $      612,695   $     3,153,964
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           15,035            28,240                142,055           283,659
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (201,878)         (156,007)            (1,907,981)       (1,570,414)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (121,925)           184,212         $  (1,153,231)   $     1,867,209
=======================================================================================================


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
New Jersey Portfolio             (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                        1,540,129         1,418,607         $   14,811,607   $    14,654,659
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           46,228            71,338                467,606           736,677
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                       508,143           501,257              4,877,459         5,056,860
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (703,489)         (792,821)            (6,724,358)       (8,182,428)
-------------------------------------------------------------------------------------------------------
Net increase                       1,391,011         1,198,381         $   13,432,314   $    12,265,768
=======================================================================================================

Class B
Shares sold                          924,838         3,200,774         $    8,906,978   $    33,167,812
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           94,636           162,998                909,417         1,683,868
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                        (508,034)         (501,257)            (4,877,459)       (5,056,860)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (929,346)         (914,657)            (8,901,317)       (9,402,931)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (417,907)        1,947,858          $  (3,962,381)  $    20,391,889
=======================================================================================================

Class C
Shares sold                          448,388         1,216,161         $    4,326,268   $    12,623,102
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           48,839            84,996                469,390           878,529
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (653,463)         (507,784)            (6,284,044)       (5,232,779)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (156,235)           793,373         $  (1,488,386)   $     8,268,852
=======================================================================================================

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Ohio Portfolio                   (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                          495,215         1,475,518         $    4,737,870   $    15,096,494
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           44,451            48,567                424,587           496,061
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                       398,104           290,049              3,807,706         2,897,413
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (877,185)         (412,951)            (8,382,056)       (4,253,626)
-------------------------------------------------------------------------------------------------------
Net increase                          60,585         1,401,183         $      588,107   $    14,236,342
=======================================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Ohio Portfolio                   (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class B
Shares sold                          585,316         2,157,546         $    5,599,758   $    22,134,341
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           72,123           136,727                688,836         1,403,955
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                        (398,104)         (290,049)            (3,807,706)       (2,897,413)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (808,212)         (596,765)            (7,667,961)       (6,060,731)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (548,877)        1,407,459          $  (5,187,073)  $    14,580,152
=======================================================================================================

Class C
Shares sold                          448,864         1,196,091         $    4,293,396   $    12,324,925
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           35,537            64,479                340,224           659,657
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (578,755)         (410,627)            (5,516,072)       (4,164,275)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                         (94,354)          849,943          $    (882,452)  $     8,820,307
=======================================================================================================

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Pennsylvania Portfolio           (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                          735,850         3,024,140         $    7,101,517   $    31,598,359
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                          102,109           150,874                981,341         1,566,915
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                       334,675           477,975              3,219,427         4,823,033
-------------------------------------------------------------------------------------------------------
Shares redeemed                   (1,428,794)         (680,929)           (13,808,159)       (7,066,429)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (256,160)        2,972,060          $  (2,505,874)  $    30,921,878
=======================================================================================================

Class B
Shares sold                          695,371         2,668,536         $    6,705,043   $    27,855,387
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           65,125           122,280                626,866         1,271,826
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                        (334,675)         (477,975)            (3,219,427)       (4,823,033)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (924,601)         (756,737)            (8,881,303)       (7,843,288)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (498,780)        1,556,104          $  (4,768,821)  $    16,460,892
=======================================================================================================


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Pennsylvania Portfolio           (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class C
Shares sold                          358,849         1,404,524         $    3,460,543   $    14,722,908
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           37,572            59,984                361,170           624,110
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (857,486)         (287,237)            (8,208,722)       (2,971,823)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (461,065)        1,177,271          $  (4,387,009)  $    12,375,195
=======================================================================================================

                            ----------------------------------       ----------------------------------
                                          Shares                                   Amount
                            ----------------------------------       ----------------------------------
                            Six Months Ended       Year Ended        Six Months Ended        Year Ended
                              March 31, 2000     September 30,         March 31, 2000     September 30,
Virginia Portfolio               (unaudited)              1999            (unaudited)              1999
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                          767,657         1,961,441         $    7,737,536   $    20,961,953
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       40,918            64,215                412,441           684,946
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                        12,330             9,212                125,273            96,919
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (299,823)         (244,939)            (3,040,417)       (2,603,335)
-------------------------------------------------------------------------------------------------------
Net increase                         521,082         1,789,929         $    5,234,833   $    19,140,483
=======================================================================================================

Class B
Shares sold                          726,419         2,789,674         $    7,337,830   $    29,989,497
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       69,919           104,702                704,214         1,116,887
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                         (12,347)           (9,212)              (125,273)          (96,919)
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (465,568)         (262,985)            (4,673,112)       (2,787,282)
-------------------------------------------------------------------------------------------------------
Net increase                         318,423         2,622,179         $    3,243,659   $    28,222,183
=======================================================================================================
Class C
Shares sold                          419,541           979,841         $    4,212,655   $    10,520,143
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       22,412            29,968                225,970           319,844
-------------------------------------------------------------------------------------------------------
Shares redeemed                     (215,710)         (170,313)            (2,178,679)       (1,808,191)
-------------------------------------------------------------------------------------------------------
Net increase                         226,243           839,496         $    2,259,946   $     9,031,796
=======================================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 65

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2000.


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

                                                                      Arizona Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year......................   $10.40       $11.03       $10.78       $10.32       $10.29      $9.77
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income ...................     (.27)(b)      .51(b)       .54(b)       .57(b)       .55(b)     .56
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.07)        (.55)         .45          .48          .14        .53
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .20         (.04)         .99         1.05          .69       1.09
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.27)        (.51)        (.54)        (.57)        (.55)      (.56)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.02)         -0-         (.03)      (.01)
Distributions from net
  realized gains ........................      -0-         (.04)        (.18)        (.02)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.27)        (.59)        (.74)        (.59)        (.66)      (.57)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.33       $10.40       $11.03       $10.78       $10.32     $10.29
                                          ============================================================================
Total Return
Total investment return
  based on net asset
  value(c) ..............................     2.04%       (.45)%        9.54%       10.54%        6.84%     11.56%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $43,157     $38,472       $21,185       $9,225       $4,409     $2,379
Ratio to average net assets  of:
  Expenses, net of waivers/
  reimbursements ........................       .78%(d)     .78%         .78%         .78%         .78%       .78%
  Expenses, before waivers/
    reimbursements ......................      1.29%(d)    1.39%        1.55%        2.71%        3.69%      4.88%
  Net investment income, net
    of waivers/reimbursement ............      5.32%(d)    4.74%        4.92%        5.42%        5.33%      5.56%
Portfolio turnover rate .................       149%        217%          45%         193%         244%        85%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 67

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Arizona Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.39       $11.03       $10.78       $10.32       $10.29      $9.77
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .24(b)       .43(b)       .45(b)       .50(b)       .47(b)     .49
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.07)        (.55)         .47          .48          .14        .53
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .17         (.12)         .92          .98          .61       1.02
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.24)        (.43)        (.45)        (.50)        (.47)      (.49)
Distributions in excess of
  net investment income .................      -0-         (.05)        (.04)         -0-         (.03)      (.01)
Distributions from net
  realized gains ........................      -0-         (.04)        (.18)        (.02)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.24)        (.52)        (.67)        (.52)        (.58)      (.50)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.32       $10.39       $11.03       $10.78       $10.32      $10.29
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.68%      (1.19)%        8.84%        9.80%        6.10%      10.78%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $32,595     $31,242       $13,698       $6,531       $5,199      $3,166
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.48%(d)     1.48%        1.48%        1.48%        1.48%       1.48%
  Expenses, before waivers/
    reimbursements ......................     2.00%(d)     2.16%        2.30%        3.40%        4.40%       5.58%
  Net investment income, net
    of waivers/reimbursements ...........     4.62%(d)     4.05%        4.21%        4.73%        4.62%       4.89%
Portfolio turnover rate .................      149%         217%          45%         193%         244%         85%

See footnote summary on page 93.


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Arizona Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.39       $11.03       $10.78       $10.32       $10.30      $9.77
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .24(b)       .43(b)       .45(b)       .50(b)       .47(b)     .49
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.07)        (.55)         .47          .48          .13        .54
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .17         (.12)         .92          .98          .60       1.03
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.24)        (.43)        (.45)        (.50)        (.47)      (.49)
Distributions in excess of
  net investment income .................      -0-         (.05)        (.04)         -0-         (.03)      (.01)
Distributions from net
  realized gains ........................      -0-         (.04)        (.18)        (.02)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.24)        (.52)        (.67)        (.52)        (.58)      (.50)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.32       $10.39       $11.03       $10.78       $10.32     $10.30
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.68%       (1.19)%       8.83%        9.80%        6.00%     10.89%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................   $9,258       $9,368       $4,708       $1,775       $  710      $ 481
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.48%(d)     1.48%        1.48%        1.48%        1.48%      1.48%
  Expenses, before waivers/
    reimbursements ......................     1.99%(d)     2.17%        2.34%        3.39%        4.41%      5.58%
  Net investment income, net
    of waivers/reimbursements ...........     4.63%(d)     4.05%        4.19%        4.70%        4.61%      4.90%
Portfolio turnover rate .................      149%         217%          45%         193%         244%        85%

See footnote summary on page 93


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 69

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Florida Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.81       $10.48       $10.14       $ 9.73       $ 9.58      $8.89
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .27(b)       .51(b)       .52(b)       .55(b)       .54(b)     .55
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.20)        (.65)         .37          .41          .16        .69
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .07         (.14)         .89          .96          .70       1.24
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.26)        (.51)        (.52)        (.55)        (.54)      (.55)
Distributions in excess of net
  investment income .....................      -0-         (.02)        (.03)         -0-         (.01)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.26)        (.53)        (.55)        (.55)        (.55)      (.55)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.62       $ 9.81       $10.48       $10.14       $ 9.73      $9.58
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .81%       (1.38)%       8.97%       10.14%        7.45%     14.44%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $72,054      $79,752      $44,440      $17,516      $14,297    $11,956
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .73%(d)      .73%         .73%         .73%         .73%       .73%
  Expenses, before waivers/
    reimbursements ......................     1.20%(d)     1.18%        1.27%        1.35%        1.33%      1.33%
  Net investment income, net of
    waivers/reimbursements ..............     5.52%(d)     4.94%        5.14%        5.58%        5.52%      5.91%
Portfolio turnover rate .................      191%         244%          65%         204%         237%       146%

See footnote summary on page 93.


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Florida Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.81       $10.48       $10.14       $ 9.74       $ 9.58      $8.89
                                          -----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .43(b)       .46(b)       .48(b)       .47(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.18)        (.64)         .36          .40          .17        .70
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .05         (.21)         .82          .88          .64       1.17
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.23)        (.43)        (.46)        (.48)        (.47)      (.47)
                                          ----------------------------------------------------------------------------
Distributions in excess of
  net investment income .................      -0-         (.03)        (.02)         -0-         (.01)      (.01)
                                          ============================================================================
Total dividends and
  distributions .........................     (.23)        (.46)        (.48)        (.48)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.63       $ 9.81       $10.48       $10.14       $ 9.74      $9.58
                                          ----------------------------------------------------------------------------
Total Return
Total investment return
  based on net asset value(c) ...........      .54%       (2.06)%       8.22%        9.24%        6.78%     13.56%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $64,720      $67,532      $40,740      $24,820      $22,235    $20,660
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.43%(d)     1.43%        1.43%        1.43%        1.43%      1.42%
  Expenses, before waivers/
    reimbursements ......................     1.90%(d)     1.91%        1.97%        2.05%        2.03%      2.03%
  Net investment income, net of
    waivers/reimbursements ..............     4.83%(d)     4.25%        4.46%        4.87%        4.81%      5.22%
Portfolio turnover rate .................      191%         244%          65%         204%         237%       146%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 71

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Florida Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.81       $10.48       $10.14       $ 9.74       $ 9.58      $8.89
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .43(b)       .46(b)       .49(b)       .47(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.18)        (.64)         .36          .39          .17        .70
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .05         (.21)         .82          .88          .64       1.17
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.23)        (.43)        (.46)        (.48)        (.47)      (.47)
Distributions in excess of
  net investment income .................      -0-         (.03)        (.02)         -0-         (.01)      (.01)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.23)        (.46)        (.48)        (.48)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.63       $ 9.81       $10.48       $10.14       $ 9.74      $9.58
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .54%       (2.06)%       8.22%        9.23%        6.78%     13.56%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $41,330      $42,169      $31,524      $25,722      $30,121    $30,787
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.43%(d)     1.43%        1.43%        1.43%        1.43%      1.42%
  Expenses, before waivers/
    reimbursements ......................     1.90%(d)     1.91%        1.99%        2.03%        2.02%      2.03%
  Net investment income, net of
    waivers/reimbursements ..............     4.83%(d)     4.24%        4.48%        4.89%        4.81%      5.27%
Portfolio turnover rate .................      191%         244%          65%         204%         237%       146%

See footnote summary on page 93.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Massachusetts Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.66       $11.39       $11.19       $10.85       $10.50      $10.12
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .30(b)       .53(b)       .54(b)       .58(b)       .60(b)     .58
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.25)        (.66)         .45          .57          .44        .41
                                          ----------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ............................      .05         (.13)         .99         1.15         1.04        .99
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.27)        (.53)        (.54)        (.58)        (.59)      (.58)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.06)        (.03)        (.02)      (.03)
Distributions from net
  realized gains ........................      -0-         (.03)        (.19)        (.20)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.27)        (.60)        (.79)        (.81)        (.69)      (.61)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.44       $10.66       $11.39       $11.19       $10.85      $10.50
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .61%       (1.24)%       9.18%       11.14%       10.25%     10.19%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $46,483      $44,758      $23,026       $9,461       $3,211     $1,337
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .72%(d)      .72%         .72%         .72%         .62%       .60%
  Expenses, before waivers/
    reimbursements ......................     1.24%(d)     1.24%        1.51%        2.40%        3.15%      6.44%
  Net investment income, net of
    waivers/reimbursements ..............     5.62%(d)     4.74%        4.87%        5.40%        5.62%      5.67%
Portfolio turnover rate .................      280%         303%          69%         134%         246%       155%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   Massachusetts Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.65       $11.38       $11.19       $10.84       $10.49      $10.12
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .26(b)       .45(b)       .46(b)       .51(b)       .52(b)     .52
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.24)        (.65)         .45          .58          .45        .39
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .02         (.20)         .91         1.09          .97        .91
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.24)        (.45)        (.46)        (.51)        (.52)      (.52)
Distributions in excess of
  neti nvestment income ..................      -0-         (.05)        (.07)        (.03)        (.02)      (.02)
Distributions from net
  realized gains ........................      -0-         (.03)        (.19)        (.20)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.24)        (.53)        (.72)        (.74)        (.62)      (.54)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.43       $10.65       $11.38       $11.19       $10.84      $10.49
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .27%       (1.87)%       8.40%       10.52%        9.52%      9.32%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $39,767      $42,628      $20,400       $7,230       $3,683     $1,754
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.42%(d)     1.42%        1.42%        1.42%        1.32%      1.30%
  Expenses, before waivers/
    reimbursements ......................     1.95%(d)     1.97%        2.22%        3.07%        3.85%      7.14%
  Net investment income, net of
  waivers/reimbursements ................     4.92%(d)     4.06%        4.16%        4.73%        4.93%      4.90%
Portfolio turnover rate .................      280%         303%          69%         134%         246%       155%

See footnote summary on page 93.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                   Massachusetts Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.65       $11.38       $11.19       $10.84       $10.49      $10.12
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .26(b)       .45(b)       .47(b)       .51(b)       .52(b)     .52
Net realized and unrealized
  gain(loss) on investment
  transactions ..........................     (.24)        (.65)         .44          .58          .45        .39
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .02         (.20)         .91         1.09          .97        .91
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.24)        (.45)        (.47)        (.51)        (.52)      (.52)
Distributions in excess of
  net investment income .................      -0-         (.05)        (.06)        (.03)        (.02)      (.02)
Distributions from net
  realized gains ........................      -0-         (.03)        (.19)        (.20)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.24)        (.53)        (.72)        (.74)        (.62)      (.54)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.43       $10.65       $11.38       $11.19       $10.84      $10.49
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .27%       (1.87)%       8.40%       10.52%        9.52%      9.32%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $30,017      29,365       $18,050       $7,815       $4,514     $2,556
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.42%(d)     1.42%        1.42%        1.42%        1.31%      1.30%
  Expenses, before waivers/
    reimbursements ......................     1.95%(d)     1.96%        2.21%        3.09%        3.84%      7.14%
  Net investment income, net of
    waivers/reimbursements ..............     4.93%(d)     4.05%        4.18%        4.75%        4.88%      4.85%
Portfolio turnover rate .................      280%         303%          69%         134%         246%       155%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Michigan Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.06       $10.62       $10.52       $10.12       $10.10      $9.35
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .26(b)       .46(b)       .48(b)       .53(b)       .52(b)     .52
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.08)        (.45)         .44          .55          .22        .78
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .18          .01          .92         1.08          .74       1.30
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.25)        (.46)        (.48)        (.53)        (.52)      (.52)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.05)        (.02)        (.03)      (.03)
Distributions from net
  realized gains ........................      -0-         (.07)        (.29)        (.13)        (.17)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.25)        (.57)        (.82)        (.68)        (.72)      (.55)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.99       $10.06       $10.62       $10.52       $10.12      $10.10
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.88%         .03%        9.08%       11.05%        7.54%     14.40%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $13,886      $11,760       $8,640       $5,836       $6,123     $5,158
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .96%(d)      .96%         .96%         .96%         .96%      1.36%
  Expenses, before waivers/
    reimbursements ......................     1.65%(d)     1.62%        1.89%        2.46%        2.77%      3.43%
  Net investment income, net of
    waivers/reimbursements ..............     5.26%(d)     4.48%        4.57%        5.24%        5.21%      5.27%
Portfolio turnover rate .................      153%         213%         134%         161%         242%       151%

See footnote summary on page 93.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Michigan Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.05       $10.61       $10.52       $10.12       $10.10      $9.35
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .39(b)       .40(b)       .46(b)       .45(b)     .45
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.09)        (.45)         .44          .55          .22        .78
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .14         (.06)         .84         1.01          .67       1.23
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.21)        (.39)        (.40)        (.46)        (.45)      (.45)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.06)        (.02)        (.03)      (.03)
Distributions from net
  realized gains ........................      -0-         (.07)        (.29)        (.13)        (.17)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.21)        (.50)        (.75)        (.61)        (.65)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.98       $10.05       $10.61       $10.52       $10.12     $10.10
                                          ============================================================================
Total Return
Total investment return based on
  net asset value(c) ....................     1.52%        (.64)%       8.26%       10.30%        6.80%     13.58%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $13,104      $13,844       $9,411       $5,300       $3,553     $2,424
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.66%(d)     1.66%        1.66%        1.66%        1.66%      2.06%
  Expenses, before waivers/
    reimbursements ......................     2.36%(d)     2.44%        2.61%        3.23%        3.48%      4.12%
  Net investment income, net of
    waivers/reimbursements ..............     4.55%(d)     3.79%        3.87%        4.53%        4.51%      4.57%
Portfolio turnover rate .................      153%         213%         134%         161%         242%       151%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Michigan Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.05       $10.61       $10.52       $10.12       $10.10      $9.35
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .40(b)       .41(b)       .46(b)       .45(b)     .45
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.09)        (.46)         .43          .55          .22        .78
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .14         (.06)         .84         1.01          .67       1.23
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.21)        (.40)        (.41)        (.46)        (.45)      (.45)
Distributions in excess of net
  investment income .....................      -0-         (.03)        (.05)        (.02)        (.03)      (.03)
Distributions from net
  realized gains ........................      -0-         (.07)        (.29)        (.13)        (.17)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.21)        (.50)        (.75)        (.61)        (.65)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.98       $10.05       $10.61       $10.52       $10.12      $10.10
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.52%        (.64)%       8.26%       10.30%        6.80%     13.58%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $11,125      $10,747       $8,983       $5,089       $3,940     $2,886
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.66%(d)     1.66%        1.66%        1.66%        1.66%      2.06%
  Expenses, before waivers/
    reimbursements ......................     2.36%(d)     2.43%        2.59%        3.20%        3.48%      4.13%
  Net investment income, net of
    waivers/reimbursements ..............     4.57%(d)     3.78%        3.88%        4.55%        4.50%      4.69%
Portfolio turnover rate .................      153%         213%         134%         161%         242%       151%

See footnote summary on page 93.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Minnesota Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------

                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.67       $10.22       $ 9.97       $ 9.58       $ 9.49      $9.19
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .27(b)       .49(b)       .50(b)       .53(b)       .53(b)     .53
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.10)        (.53)         .27          .39          .11        .32
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .17         (.04)         .77          .92          .64        .85
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.25)        (.49)        (.50)        (.53)        (.53)      (.53)
Distributions in excess of
  net investment income .................      -0-         (.02)        (.02)         -0-         (.02)      (.02)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.25)        (.51)        (.52)        (.53)        (.55)      (.55)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.59       $ 9.67       $10.22       $ 9.97       $ 9.58      $9.49
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.88%        (.48)%       7.94%        9.93%        6.95%      9.63%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $15,060      $10,601       $6,261       $4,120       $3,165     $2,414
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .75%(d)      .75%         .75%         .75%         .72%       .71%
  Expenses, before waivers/
    reimbursements ......................     1.65%(d)     1.63%        1.80%        2.22%        2.19%      2.30%
  Net investment income, net of
    waivers/reimbursements ..............     5.52%(d)     4.90%        4.92%        5.44%        5.54%      5.71%
Portfolio turnover rate .................      269%         259%          30%         131%         195%       117%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 79

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Minnesota Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------

                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.67       $10.22       $ 9.97       $ 9.58       $ 9.49      $9.18
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .42(b)       .42(b)       .46(b)       .46(b)     .46
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.09)        (.53)         .28          .39          .11        .33
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .14         (.11)         .70          .85          .57        .79
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.22)        (.42)        (.42)        (.46)        (.46)      (.46)
Distributions in excess of
  net investment income .................      -0-         (.02)        (.03)         -0-         (.02)      (.02)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.22)        (.44)        (.45)        (.46)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.59       $ 9.67       $10.22       $ 9.97       $ 9.58      $9.49
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.49%       (1.19)%       7.17%        9.13%        6.15%      8.90%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $12,187      $14,111      $13,867       $8,517       $8,291     $7,299
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.46%(d)     1.46%        1.46%        1.46%        1.42%      1.42%
  Expenses, before waivers/
    reimbursements ......................     2.42%(d)     2.43%        2.52%        2.91%        2.89%      3.02%
  Net investment income, net of
    waivers/reimbursements ..............     4.74%(d)     4.16%        4.19%        4.75%        4.82%      4.97%
Portfolio turnover rate .................      269%         259%          30%         131%         195%       117%

See footnote summary on page 93.


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Minnesota Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.67       $10.22       $ 9.97       $ 9.58       $ 9.50      $9.19
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .42(b)       .43(b)       .46(b)       .46(b)     .46
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.08)        (.53)         .27          .39          .10        .33
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .15         (.11)         .70          .85          .56        .79
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.22)        (.42)        (.43)        (.46)        (.46)      (.46)
Distributions in excess of
  net investment income .................      -0-         (.02)        (.02)         -0-         (.02)      (.02)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.22)        (.44)        (.45)        (.46)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.60       $ 9.67       $10.22       $ 9.97       $ 9.58      $9.50
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.60%       (1.19)%       7.18%        9.13%        6.03%      8.89%
Ratios/Supplemental
  Data
Net assets, end of period
    (000's omitted) .....................   $7,843       $9,081       $7,716       $7,358       $6,553     $7,305
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.45%(d)     1.45%        1.45%        1.45%        1.41%      1.41%
  Expenses, before waivers/
    reimbursements ......................     2.38%(d)     2.44%        2.48%        2.89%        2.88%      3.00%
  Net investment income, net of
    waivers/reimbursements ..............     4.78%(d)     4.17%        4.23%        4.76%        4.82%      5.05%
Portfolio turnover rate .................      269%         259%          30%         131%         195%       117%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 81

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    New Jersey Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.93       $10.46       $10.15       $ 9.72       $ 9.65      $9.07
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .26(b)       .49(b)       .51(b)       .51(b)       .51(b)     .54
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.22)        (.51)         .32          .44          .11        .59
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .04         (.02)         .83          .95          .62       1.13
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.25)        (.49)        (.51)        (.51)        (.51)      (.54)
Distributions in excess of
  net investment income .................      -0-         (.02)        (.01)        (.01)        (.04)      (.01)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.25)        (.51)        (.52)        (.52)        (.55)      (.55)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.72       $ 9.93       $10.46       $10.15       $ 9.72      $9.65
                                          ============================================================================
Total Return
Total investment return
  based  on net asset value(c) ..........      .46%        (.29)%       8.36%       10.01%        6.57%     12.91%
Ratios/Supplemental
  Data
Net assets, end of period
    (000's omitted) .....................  $45,937      $33,109      $22,333      $16,309      $15,520    $11,612
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .82%(d)      .82%         .82%         .82%         .82%       .82%
  Expenses, before waivers/
    reimbursements ......................     1.22%(d)     1.25%        1.29%        1.34%        1.35%      1.35%
  Net investment income, net of
    waivers/reimbursements ..............     5.37%(d)     4.82%        4.93%        5.16%        5.26%      5.73%
Portfolio turnover rate .................      155%         131%          35%          61%         132%        86%

See footnote summary on page 93.


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    New Jersey Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.93       $10.46       $10.16       $ 9.72       $ 9.66      $9.07
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .42(b)       .43(b)       .44(b)       .44(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.23)        (.51)         .32          .45          .10        .60
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      -0-         (.09)         .75          .89          .54       1.07
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.21)        (.42)        (.43)        (.44)        (.45)      (.47)
Distributions in excess of
  net investment income .................      -0-         (.02)        (.02)        (.01)        (.03)      (.01)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.21)        (.44)        (.45)        (.45)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.72       $ 9.93       $10.46       $10.16       $ 9.72      $9.66
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .08%        (.99)%       7.50%        9.32%        5.66%     12.15%
Ratios/Supplemental
  Data
Net assets, end of period
    (000's omitted) .....................  $59,519      $64,929      $48,027      $38,308      $39,099    $34,695
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.53%(d)     1.53%        1.53%        1.53%        1.53%      1.53%
  Expenses, before waivers/
    reimbursements ......................     1.93%(d)     1.99%        2.00%        2.04%        2.05%      2.06%
  Net investment income, net of
    waivers/reimbursements ..............     4.63%(d)     4.10%        4.23%        4.45%        4.56%      5.03%
Portfolio turnover rate .................      155%         131%          35%          61%         132%        86%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 83

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    New Jersey Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.93       $10.46       $10.16       $ 9.72       $ 9.66      $9.07
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .43(b)       .43(b)       .44(b)       .44(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.22)        (.52)         .32          .45          .10        .60
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .01         (.09)         .75          .89          .54       1.07
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.21)        (.43)        (.43)        (.44)        (.45)      (.47)
Distributions in excess of
  net investment income .................      -0-         (.01)        (.02)        (.01)        (.03)      (.01)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.21)        (.44)        (.45)        (.45)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.73       $ 9.93       $10.46       $10.16       $ 9.72      $9.66
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .18%        (.99)%       7.50%        9.32%        5.66%     12.14%
Ratios/Supplemental
  Data
Net assets, end of period
    (000's omitted) .....................  $30,381      $32,578      $26,018      $21,404      $22,579    $21,255
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.52%(d)     1.52%        1.52%        1.52%        1.52%      1.52%
  Expenses, before waivers/
    reimbursements ......................     1.92%(d)     1.98%        1.99%        2.03%        2.04%      2.06%
  Net investment income, net of
    waivers/reimbursements ..............     4.64%(d)     4.12%        4.23%        4.47%        4.56%      5.09%
Portfolio turnover rate .................      155%         131%          35%          61%         132%        86%

See footnote summary on page 93.


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Ohio Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.86       $10.45       $10.16       $ 9.61       $ 9.53      $9.06
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .27(b)       .49(b)       .52(b)       .54(b)       .52(b)     .54
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.24)        (.55)         .30          .54          .11        .48
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .03         (.06)         .82         1.08          .63       1.02
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
   investment income ....................     (.26)        (.49)        (.52)        (.53)        (.53)      (.54)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.01)         -0-         (.02)      (.01)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.26)        (.53)        (.53)        (.53)        (.55)      (.55)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.63       $ 9.86       $10.45       $10.16       $ 9.61      $9.53
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .33%        (.70)%       8.30%       11.60%        6.72%     11.63%
Ratios/Supplemental
  Data
Net assets, end of period
    (000's omitted) .....................  $27,192      $27,229      $14,220       $7,596       $6,054     $4,170
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .75%(d)      .75%         .75%         .75%         .75%       .75%
  Expenses, before waivers/
    reimbursements ......................     1.29%(d)     1.30%        1.35%        1.52%        1.48%      1.51%
  Net investment income, net of
    waivers/reimbursements ..............     5.48%(d)     4.88%        5.05%        5.49%        5.47%      5.74%
Portfolio turnover rate .................      173%         208%          16%         104%         182%       108%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 85

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Ohio Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.86       $10.45       $10.16       $ 9.61       $ 9.54      $9.06
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .43(b)       .45(b)       .48(b)       .46(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.23)        (.57)         .30          .53          .09        .49
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      -0-         (.14)         .75         1.01          .55        .96
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.22)        (.43)        (.45)        (.46)        (.46)      (.47)
Distributions in excess of
  net investment income .................      -0-         (.02)        (.01)         -0-         (.02)      (.01)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.22)        (.45)        (.46)        (.46)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.64       $ 9.86       $10.45       $10.16       $ 9.61      $9.54
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .06%       (1.38)%       7.56%       10.80%        5.82%     10.88%
Ratios/Supplemental
  Data
Net assets, end of period
    (000's omitted) .....................  $42,660      $49,055      $37,289      $26,821      $25,334    $21,821
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.46%(d)     1.46%        1.46%        1.46%        1.46%      1.46%
  Expenses, before waivers/
    reimbursements ......................     2.00%(d)     2.01%        2.05%        2.22%        2.18%      2.21%
  Net investment income, net of
    waivers/reimbursements ..............     4.77%(d)     4.17%        4.34%        4.81%        4.77%      5.08%
Portfolio turnover rate .................      173%         208%          16%         104%         182%       108%

See footnote summary on page 93.


--------------------------------------------------------------------------------
86 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Ohio Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.86       $10.45       $10.16       $ 9.61       $ 9.54      $9.06
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .43(b)       .45(b)       .47(b)       .46(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.23)        (.57)         .30          .54          .09        .49
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      -0-         (.14)         .75         1.01          .55        .96
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.22)        (.43)        (.45)        (.46)        (.46)      (.47)
Distributions in excess of
  net investment income .................      -0-         (.02)        (.01)         -0-         (.02)      (.01)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.22)        (.45)        (.46)        (.46)        (.48)      (.48)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.64       $ 9.86       $10.45       $10.16       $ 9.61      $9.54
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .06%       (1.38)%       7.56%       10.80%        5.82%     10.88%
Ratios/Supplemental
  Data
Net assets, end of period
    (000's omitted) .....................  $22,672      $24,126      $16,685      $14,878      $17,203    $18,874
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.45%(d)     1.45%        1.45%        1.45%        1.45%      1.45%
  Expenses, before waivers/
    reimbursements ......................     1.99%(d)     2.01%        2.04%        2.20%        2.16%      2.20%
  Net investment income, net of
    waivers/reimbursements ..............     4.78%(d)     4.18%        4.36%        4.81%        4.78%      5.14%
Portfolio turnover rate .................      173%         208%          16%         104%         182%       108%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 87

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    Pennsylvania Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.89       $10.66       $10.33       $ 9.85       $ 9.64      $9.18
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .26(b)       .49(b)       .53(b)       .55(b)       .49(b)     .54
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.13)        (.73)         .35          .49          .28        .48
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .13         (.24)         .88         1.04          .77       1.02
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.26)        (.49)        (.53)        (.55)        (.53)      (.54)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.02)        (.01)        (.03)      (.02)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.26)        (.53)        (.55)        (.56)        (.56)      (.56)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.76       $ 9.89       $10.66       $10.33       $ 9.85      $9.64
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.37%       (2.43)%       8.72%       10.85%        8.17%     11.53%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $59,155      $62,479      $35,632      $24,948      $21,104     $8,721
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .95%(d)      .95%         .95%         .95%        1.00%      1.00%
  Expenses, before waivers/
    reimbursements ......................     1.22%(d)     1.24%        1.29%        1.40%        1.45%      1.47%
  Net investment income, net of
    waivers/reimbursements ..............     5.44%(d)     4.68%        5.10%        5.44%        5.40%      5.78%
Portfolio turnover rate .................      216%         249%          70%          85%         185%       114%

See footnote summary on page 93.


--------------------------------------------------------------------------------
88 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    Pennsylvania Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.89       $10.66       $10.33       $ 9.86       $ 9.65      $9.18
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .41(b)       .46(b)       .47(b)       .46(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.14)        (.73)         .34          .49          .24        .49
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .09         (.32)         .80          .96          .70        .96
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.22)        (.41)        (.46)        (.47)        (.46)      (.47)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.01)        (.02)        (.03)      (.02)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.22)        (.45)        (.47)        (.49)        (.49)      (.49)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.76       $ 9.89       $10.66       $10.33       $ 9.86      $9.65
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .99%       (3.10)%       7.98%        9.95%        7.38%     10.78%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $46,477      $52,012      $39,465      $30,078      $30,440    $28,559
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.66%(d)     1.66%        1.66%        1.66%        1.71%      1.71%
  Expenses, before waivers/
    reimbursements ......................     1.93%(d)     1.98%        2.00%        2.09%        2.15%      2.17%
  Net investment income, net of
    waivers/reimbursements ..............     4.72%(d)     3.96%        4.39%        4.72%        4.69%      5.09%
Portfolio turnover rate .................      216%         249%          70%          85%         185%       114%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 89

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   Pennsylvania Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $ 9.89       $10.66       $10.33       $ 9.86       $ 9.65      $9.18
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .23(b)       .41(b)       .46(b)       .47(b)       .46(b)     .47
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.14)        (.73)         .34          .49          .24        .49
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .09         (.32)         .80          .96          .70        .96
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.22)        (.41)        (.46)        (.47)        (.46)      (.47)
Distributions in excess of
  net investment income .................      -0-         (.04)        (.01)        (.02)        (.03)      (.02)
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.22)        (.45)        (.47)        (.49)        (.49)      (.49)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $ 9.76       $ 9.89       $10.66       $10.33       $ 9.86      $9.65
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........      .99%       (3.10)%       7.98%        9.95%        7.37%     10.78%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $23,051      $27,916      $17,531      $15,486      $13,996    $15,052
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.65%(d)     1.65%        1.65%        1.65%        1.70%      1.70%
  Expenses, before waivers/
    reimbursements ......................     1.92%(d)     1.98%        1.99%        2.10%        2.14%      2.17%
  Net investment income, net of
    waivers/reimbursements ..............     4.73%(d)     3.98%        4.41%        4.73%        4.69%      5.09%
Portfolio turnover rate .................      216%         249%          70%          85%         185%       114%

See footnote summary on page 93.


--------------------------------------------------------------------------------
90 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Virginia Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.32       $11.02       $10.90       $10.58       $10.29      $9.69
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .28(b)       .49(b)       .52(b)       .57(b)       .57(b)     .56
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.11)        (.60)         .49          .57          .37        .61
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .17         (.11)        1.01         1.14          .94       1.17
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.28)        (.49)        (.52)        (.57)        (.57)      (.56)
Distributions in excess of
  net investment income .................      -0-         (.07)        (.05)         -0-          -0-       (.01)
Distributions from net
  realized gains ........................      -0-         (.03)        (.32)        (.25)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.28)        (.59)        (.89)        (.82)        (.65)      (.57)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.21       $10.32       $11.02       $10.90       $10.58     $10.29
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.68%       (1.10)%       9.65%       11.32%        9.39%     12.46%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $33,164      $28,148      $10,315       $3,530       $2,455     $1,855
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................      .67%(d)      .67%         .67%         .67%         .67%       .67%
  Expenses, before waivers/
    reimbursements ......................     1.27%(d)     1.43%        2.09%        3.57%        5.18%      8.96%
  Net investment income, net of
    waivers/reimbursements ..............     5.52%(d)     4.67%        4.84%        5.39%        5.39%      5.59%
Portfolio turnover rate .................      223%         311%          62%         258%         298%       128%

See footnote summary on page 93.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 91

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Virginia Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.31       $11.01       $10.90       $10.57       $10.29      $9.69
                                          ----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .24(b)       .42(b)       .44(b)       .50(b)       .50(b)     .49
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.11)        (.60)         .49          .58          .36        .61
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .13         (.18)         .93         1.08          .86       1.10
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.24)        (.42)        (.44)        (.50)        (.50)      (.49)
Distributions in excess of
  net investment income .................      -0-         (.07)        (.06)         -0-          -0-       (.01)
Distributions from net
  realized gains ........................      -0-         (.03)        (.32)        (.25)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.24)        (.52)        (.82)        (.75)        (.58)      (.50)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.20       $10.31       $11.01       $10.90       $10.57     $10.29
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.33%       (1.73)%       8.85%       10.70%        8.57%     11.67%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $44,799      $42,007      $15,973       $5,020       $3,345     $1,193
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.37%(d)     1.37%        1.37%        1.37%        1.37%      1.37%
  Expenses, before waivers/
    reimbursements ......................     1.98%(d)     2.20%        2.84%        4.29%        5.88%      9.66%
  Net investment income, net of
    waivers/reimbursements ..............     4.82%(d)     3.97%        4.14%        4.68%        4.70%      4.80%
Portfolio turnover rate .................      223%         311%          62%         258%         298%       128%

See footnote summary on page 93.


--------------------------------------------------------------------------------
92 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Virginia Portfolio
                                          ----------------------------------------------------------------------------
                                                                           Class C
                                          ----------------------------------------------------------------------------
                                          Six Months
                                               Ended
                                            March 31,                        Year Ended September 30,
                                                2000      ------------------------------------------------------------
                                          (unaudited)     1999         1998         1997         1996         1995
                                          ----------------------------------------------------------------------------
Net asset value,
  beginning of year .....................   $10.31       $11.01       $10.90       $10.57       $10.29      $9.70
                                          -----------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a) ................      .24(b)       .42(b)       .44(b)       .50(b)       .50(b)     .49
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................     (.11)        (.60)         .49          .58          .36        .60
                                          ----------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................      .13         (.18)         .93         1.08          .86       1.09
                                          ----------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................     (.24)        (.42)        (.44)        (.50)        (.50)      (.49)
Distributions in excess of
  net investment income .................      -0-         (.07)        (.06)         -0-          -0-       (.01)
Distributions from net
  realized gains ........................      -0-         (.03)        (.32)        (.25)        (.08)       -0-
                                          ----------------------------------------------------------------------------
Total dividends and
  distributions .........................     (.24)        (.52)        (.82)        (.75)        (.58)      (.50)
                                          ----------------------------------------------------------------------------
Net asset value,
  end of period .........................   $10.20       $10.31       $11.01       $10.90       $10.57     $10.29
                                          ============================================================================
Total Return
Total investment return
  based on net asset value(c) ...........     1.33%       (1.73)%       8.85%       10.70%        8.58%     11.56%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .......................  $15,127      $12,962       $4,597       $1,207       $  642      $ 122
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ......................     1.37%(d)     1.37%        1.37%        1.37%        1.37%      1.37%
  Expenses, before waivers/
    reimbursements ......................     1.97%(d)     2.19%        2.85%        4.25%        5.88%      9.66%
  Net investment income, net of
    waivers/reimbursements ..............     4.82%(d)     3.97%        4.11%        4.66%        4.73%      4.81%
Portfolio turnover rate .................      223%         311%          62%         258%         298%       128%

(a)   Net of fee waived and expenses reimbursed by the Adviser.
(b)   Based on average shares.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(d)   Annualized.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 93

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS


basis point (bp)

One basis point equals 0.01%.

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

common stock

A type of security that represents ownership in a public company.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

current yield

The ratio of interest to the current market price of the bond, expressed as a percentage.

A common measurement of a stock's performance, calculated by taking a company's net income and dividing it by the number of shares the company has outstanding.

equity

Another term for stock.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.

fixed-income security

A bond.

fixed rate

The interest rate does not change during the entire term of the loan.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

This refers to a distinct part of the economy, for example, the technology sector.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
94 o ALLIANCE MUNICIPAL INCOME FUND II

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


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                                          ALLIANCE MUNICIPAL INCOME FUND II o 95

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--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o  Low Minimum Investments

   You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o  Automatic Reinvestment

   You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o  Automatic Investment Program

   Build your investment account by having money automatically transferred from your bank account on a regular basis.

o  Dividend Direction Plans

   You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o  The Alliance Advance

   A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o  Auto Exchange

   You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o  Systematic Withdrawals

   Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o  A Choice of Purchase Plans

   Most funds are available in A, B, and C class shares. Many funds are also available in Advisor Class shares.

o  Telephone Transaction

   Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o  Alliance Answer: 24-Hour Information

   For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.

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96 o ALLIANCE MUNICIPAL INCOME FUND II

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                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Susan P. Keenan, Senior Vice President
David Dowden, Vice President
Terrance Hults, Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Juan J. Rodriguez, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

(1) Member of the Audit Committee.


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                                          ALLIANCE MUNICIPAL INCOME FUND II o 97

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--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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98 o ALLIANCE MUNICIPAL INCOME FUND II

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NOTES


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                                          ALLIANCE MUNICIPAL INCOME FUND II o 99

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NOTES


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100 o ALLIANCE MUNICIPAL INCOME FUND II

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Alliance Municipal Income Fund II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

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ALLIANCE CAPITAL [LOGO] {R}

The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital
Management L.P.

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